UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2021

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Registrant is filing this amendment to the Form N-CSR for the semi-annual period ended February 28, 2021, originally filed with the Securities and Exchange Commission on April 29, 2021 by the Registrant (811-03313) (Accession Number 0000897101-21-000324), to restate the financial statements of First American Government Obligations Fund (the "Fund") for the semi-annual period ended February 28, 2021 to account for shares issued in excess of amounts authorized by the Fund's board of directors, as described in Note 8 to the financial statements, as a liability.

The effects of this restatement on the Fund's financial statements for the semi-annual period ended February 28, 2021 are described in Note 9 to the financial statements.

The Registrant is refiling the entire report on Form N-CSR for the semi-annual period ended February 28, 2021 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, the information contained herein has not been updated for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to be current as of the date of the original filing.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2021 Semiannual Report

February 28, 2021

Money Market Funds

Government Obligations Fund (as restated)

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Holdings Summaries (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 28, 2021[1] (% of net assets) (as restated, note 9)
U.S. Treasury Debt	52.9%
U.S. Government Agency Debt	33.3
U.S. Treasury Repurchase Agreements	31.6
U.S. Government Agency Repurchase Agreements	1.9
Investment Companies	0.9
Other Assets and Liabilities, Net[2]	(20.6)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2021[1] (% of net assets)
Financial Company Commercial Paper	22.6%
U.S. Treasury Repurchase Agreements	21.0
Other Repurchase Agreements	19.8
Asset Backed Commercial Paper	12.4
Certificates of Deposit	11.1
Non-Financial Company Commercial Paper	10.4
Variable Rate Demand Notes	1.7
Other Instruments	1.0
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2021[1] (% of net assets)
Financial Company Commercial Paper	25.6%
Other Repurchase Agreements	21.1
U.S. Treasury Repurchase Agreements	20.6
Certificates of Deposit	10.1
Asset Backed Commercial Paperss	8.4
Non-Financial Company Commercial Paper	7.5
Non-Negotiable Time Deposit	3.1
Variable Rate Demand Notes	2.7
Other Instruments	0.9
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	3

Holdings Summaries (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2021[1,3] (% of net assets)
Variable Rate Demand Notes	63.6%
Non-Financial Company Commercial Paper	21.7
Other Municipal Securities	14.8
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2021[1] (% of net assets)
U.S. Treasury Debt	62.2%
U.S. Treasury Repurchase Agreements	41.1
Other Assets and Liabilities, Net[2]	(3.3)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2021[1] (% of net assets)
U.S. Treasury Debt	106.9%
Other Assets and Liabilities, Net[2]	(6.9)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Expense Examples (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	5

Expense Examples (unaudited)

Government Obligations Fund (as restated note 9)
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During Period[1] (9/1/2020 to 2/28/2021)
Class A Actual[2]	$1,000.00	$1,000.03	$0.64
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class D Actual[2]	$1,000.00	$1,000.03	$0.64
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class P Actual[2]	$1,000.00	$1,000.18	$0.45
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45
Class T Actual[2]	$1,000.00	$1,000.03	$0.54
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60
Class U Actual[2]	$1,000.00	$1,000.23	$0.45
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45
Class V Actual[2]	$1,000.00	$1,000.03	$0.64
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class X Actual[2]	$1,000.00	$1,000.23	$0.64
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.65
Class Y Actual[2]	$1,000.00	$1,000.03	$0.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Z Actual[2]	$1,000.00	$1,000.16	$0.84
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.85
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.13%, 0.13%, 0.09%, 0.09%, 0.13%, 0.13%, 0.13% and 0.17% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Class T inception was September 18, 2020, the expenses are equal to the class’s annualized expense ratio for the period September 18, 2020 through February 28, 2021 of 0.12%, multiplied by the average account value over the period, multiplied by 164/365.
[2]	Based on the actual returns for the six-month period ended February 28, 2021 of 0.00%, 0.00%, 0.02%, 0.02%, 0.00%, 0.02%, 0.00% and 0.02% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively. For Class T the actual is based on the return of 0.00% for the period September 18, 2020 through February 28, 2021.

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During Period[3] (9/1/2020 to 2/28/2021)
First Class T Actual[4]	$1,000.00	$999.93	$0.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Class V Actual[4]	$1,000.00	$999.83	$0.99
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Class Y Actual[4]	$1,000.00	$999.83	$0.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Class Z Actual[4]	$1,000.00	$1,000.13	$0.69
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.20%, 0.20%, 0.20%, and 0.14% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2021 of -0.01%, -0.02%, -0.02%, and 0.01% for Class T, Class V, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During Period[1] (9/1/2020 to 2/28/2021)
Class A Actual[2]	$1,000.00	$1,000.03	$1.09
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10
Class T Actual[2]	$1,000.00	$1,000.03	$0.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Class V Actual[2]	$1,000.00	$1,000.03	$1.04
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05
Class X Actual[2]	$1,000.00	$1,000.40	$0.69
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70
Class Y Actual[2]	$1,000.00	$1,000.03	$1.19
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20
Class Z Actual[2]	$1,000.00	$1,000.12	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.22%, 0.20%, 0.21%, 0.14%, 0.24%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2021 of 0.00%, 0.00%, 0.00%, 0.04%, 0.00%, and 0.01% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During eriod[3] (9/1/2020 to 2/28/2021)
Class A Actual[4]	$1,000.00	$1,000.03	$0.84
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85
Class T Actual[4]	$1,000.00	$1,000.03	$0.72
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80
Class V Actual[4]	$1,000.00	$1,000.03	$0.79
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80
Class Y Actual[4]	$1,000.00	$1,000.03	$0.94
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.95
Class Z Actual[4]	$1,000.00	$1,000.03	$0.79
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.16%, 0.19%, and 0.16% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Class T inception was September 18, 2020, the expenses are equal to the class’s annualized expense ratio for the period September 18, 2020 through February 28, 2021 of 0.16%, multiplied by the average account value over the period, multiplied by 164/365.

[4]	Based on the actual returns for the six-month period ended February 28, 2021 of 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class V, Class Y, and Class Z, respectively. For Class T the actual is based on the return of 0.00% for the period September 18, 2020 through February 28, 2021.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	7

Expense Examples (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During Period[1] (9/1/2020 to 2/28/2021)
Class A Actual[2]	$1,000.00	$1,000.03	$0.64
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class D Actual[2]	$1,000.00	$1,000.03	$0.64
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class P Actual[2]	$1,000.00	$1,000.18	$0.35
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35
Class T Actual[2]	$1,000.00	$1,000.03	$0.54
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60
Class V Actual[2]	$1,000.00	$1,000.03	$0.64
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class X Actual[2]	$1,000.00	$1,000.21	$0.45
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45
Class Y Actual[2]	$1,000.00	$1,000.03	$0.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Z Actual[2]	$1,000.00	$1,000.15	$0.55
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.13%, 0.13%, 0.07%, 0.13%, 0.09%, 0.13%, and 0.11% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Class T inception was September 18, 2020, the expenses are equal to the class’s annualized expense ratio for the period September 18, 2020 through February 28, 2021 of 0.12%, multiplied by the average account value over the period, multiplied by 164/365.

[2]	Based on the actual returns for the six-month period ended February 28, 2021 of 0.00%, 0.00%, 0.02%, 0.00%, 0.02%, 0.00%, and 0.01% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively. For Class T the actual is based on the return of 0.00% for the period September 18, 2020 through February 28, 2021.

8	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2020)	Ending Account Value (2/28/2021)	Expenses Paid During Period[1] (9/1/2020 to 2/28/2021)
Class A Actual[2]	$1,000.00	$1,000.07	$0.64
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class D Actual[2]	$1,000.00	$1,000.07	$0.64
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class T Actual[2]	$1,000.00	$1,000.07	$0.49
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55
Class V Actual[2]	$1,000.00	$1,000.07	$0.64
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Y Actual[2]	$1,000.00	$1,000.07	$0.64
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65
Class Z Actual[2]	$1,000.00	$1,000.11	$0.60
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.13%, 0.13%, 0.13%, 0.13% and 0.12% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Class T inception was September 18, 2020, the expenses are equal to the class’s annualized expense ratio for the period September 18, 2020 through February 28, 2021 of 0.11%, multiplied by the average account value over the period, multiplied by 164/365.

[2]	Based on the actual returns for the six-month period ended February 28, 2021 of 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for Class A, Class D, Class V, Class Y, and Class Z, respectively. For Class T the actual is based on the return of 0.01% for the period September 18, 2020 through February 28, 2021.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 52.9%
U.S. Treasury Bills €
0.086%, 03/04/2021	$1,525,000	$1,524,989
0.051%, 03/09/2021	650,000	649,993
0.097%, 03/11/2021	1,600,000	1,599,958
0.073%, 03/16/2021	1,750,000	1,749,947
0.098%, 03/18/2021	600,000	599,973
0.039%, 03/23/2021	1,950,000	1,949,954
0.086%, 03/25/2021	1,050,000	1,049,940
0.068%, 03/30/2021	850,000	849,951
0.097%, 04/01/2021	1,450,000	1,449,881
0.056%, 04/06/2021	150,000	149,992
0.092%, 04/08/2021	1,750,000	1,749,832
0.060%, 04/13/2021	950,000	949,933
0.099%, 04/15/2021	675,000	674,918
0.044%, 04/20/2021	900,000	899,946
0.092%, 04/22/2021	1,080,150	1,080,008
0.071%, 04/27/2021	575,000	574,930
0.082%, 04/29/2021	1,200,000	1,199,840
0.095%, 05/04/2021	350,000	349,942
0.111%, 05/06/2021	300,000	299,940
0.084%, 05/11/2021	600,000	599,902
0.032%, 05/18/2021	100,000	99,993
0.086%, 05/20/2021	1,330,000	1,329,751
0.076%, 05/25/2021	150,000	149,973
0.031%, 05/27/2021	450,000	449,966
0.092%, 06/03/2021	1,600,000	1,599,743
0.094%, 06/10/2021	850,000	849,780
0.083%, 06/17/2021	1,875,000	1,874,541
0.089%, 06/22/2021	150,000	149,959
0.088%, 06/24/2021	600,000	599,834
0.086%, 06/29/2021	750,000	749,788
0.100%, 07/01/2021	190,000	189,937
0.094%, 07/08/2021	300,000	299,900
0.051%, 07/13/2021	675,000	674,874
0.089%, 07/15/2021	150,000	149,950
0.052%, 07/20/2021	325,000	324,934
0.094%, 07/22/2021	300,000	299,889
0.089%, 07/29/2021	400,000	399,854
0.127%, 08/12/2021	125,000	124,929
0.050%, 08/26/2021	225,000	224,945
0.053%, 09/02/2021«	325,000	324,902
0.108%, 12/02/2021	450,000	449,632
0.104%, 12/30/2021	200,000	199,827
0.102%, 01/27/2022	75,000	74,930
U.S. Treasury Notes
1.250%, 03/31/2021	300,000	300,167
0.169% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 Δ	50,000	49,995
1.625%, 06/30/2021	25,000	25,118
2.625%, 07/15/2021	575,000	580,337

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
2.000%, 08/31/2021	$130,000	$131,212
2.750%, 09/15/2021	110,000	111,554
1.500%, 09/30/2021	100,000	100,795
2.125%, 09/30/2021	150,000	151,742
2.875%, 10/15/2021	75,000	76,282
0.330% (3 Month U.S. Treasury Money Market Yield + 0.300%), 10/31/2021 Δ	175,000	175,090
1.500%, 11/30/2021	370,000	373,816
1.750%, 11/30/2021	50,000	50,605
1.875%, 11/30/2021	250,000	253,323
1.625%, 12/31/2021	150,000	151,884
2.000%, 12/31/2021	375,000	380,896
1.875%, 01/31/2022	100,000	101,635
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 Δ	150,000	149,992
0.079% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 Δ	75,000	75,012
Total U.S. Treasury Debt (Cost $34,785,055)		34,785,055

U.S. Government Agency Debt – 33.3%
Federal Farm Credit Bank
0.168% (1 Month LIBOR USD + 0.045%), 03/01/2021 Δ	146,400	146,400
0.182%, 03/03/2021 €	70,000	69,999
0.121% (1 Month LIBOR USD + 0.015%), 03/17/2021 Δ	75,000	75,000
0.150% (SOFR + 0.120%), 03/18/2021 Δ	25,000	25,000
0.193%, 04/07/2021 €	24,000	23,995
0.182%, 04/08/2021 €	30,000	29,994
0.152% (1 Month LIBOR USD + 0.045%), 04/16/2021 Δ	75,000	75,000
0.121% (1 Month LIBOR USD + 0.010%), 04/19/2021 Δ	46,100	46,098
0.201% (1 Month LIBOR USD + 0.090%), 04/21/2021 Δ	135,000	135,000
0.152%, 04/27/2021 €	50,000	49,988
0.112%, 05/04/2021 €	55,000	54,989

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.205% (1 Month LIBOR USD + 0.090%), 05/04/2021 Δ	$50,000	$50,000
0.203%, 05/05/2021 €	50,000	49,982
0.132%, 05/06/2021 €	35,000	34,992
0.130% (SOFR + 0.100%), 05/07/2021 Δ	23,000	23,000
0.147% (1 Month LIBOR USD + 0.035%), 05/13/2021 Δ	225,000	225,000
0.140% (SOFR + 0.110%), 05/18/2021 Δ	125,000	125,000
0.170% (3 Month U.S. Treasury Money Market Yield + 0.140%), 05/28/2021 Δ	25,000	25,000
0.180% (U.S. Federal Funds Effective Rate + 0.110%), 05/28/2021 Δ	25,000	25,000
0.193%, 06/01/2021 €	50,000	49,976
0.153% (1 Month LIBOR USD + 0.040%), 06/03/2021 Δ	90,000	90,000
0.240% (FCPR DLY – 3.010%), 06/07/2021 Δ	175,000	175,000
0.110% (SOFR + 0.080%), 06/10/2021 Δ	45,000	45,000
0.132% (1 Month LIBOR USD + 0.020%), 06/14/2021 Δ	135,000	134,996
0.180%, 06/23/2021	50,000	49,997
0.220% (FCPR DLY – 3.030%), 06/23/2021 Δ	30,000	30,000
0.096%, 06/30/2021 €	28,000	27,991
0.283% (1 Month LIBOR USD + 0.160%), 07/01/2021 Δ	100,000	100,000
0.142%, 07/06/2021 €	30,000	29,985
0.204% (1 Month LIBOR USD + 0.080%), 07/08/2021 Δ	183,000	183,000
0.105% (SOFR + 0.075%), 07/09/2021 Δ	38,000	38,000
0.142%, 07/12/2021 €	43,000	42,978
0.091%, 07/14/2021 €	25,000	24,992
0.180% (FCPR DLY – 3.070%), 07/19/2021 Δ	50,000	50,000
0.142%, 07/20/2021 €	5,000	4,997
0.142%, 07/21/2021 €	15,000	14,992

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.194% (1 Month LIBOR USD + 0.080%), 07/26/2021 Δ	$35,000	$35,000
0.428% (1 Month LIBOR USD + 0.300%), 07/27/2021 Δ	7,000	7,006
0.142%, 07/28/2021 €	10,000	9,994
0.091%, 08/03/2021 €	75,000	74,971
0.213% (1 Month LIBOR USD + 0.100%), 08/05/2021 Δ	75,000	75,000
0.119% (1 Month LIBOR USD + 0.000%), 08/09/2021 Δ	26,100	26,088
0.091%, 08/10/2021 €	95,000	94,961
0.125%, 08/12/2021	100,000	99,997
0.192% (1 Month LIBOR USD + 0.080%), 08/13/2021 Δ	50,000	50,000
1.550%, 08/16/2021	11,375	11,450
0.095% (SOFR + 0.065%), 08/20/2021 Δ	26,000	26,000
0.096% (1 Month LIBOR USD – 0.020%), 08/23/2021 Δ	150,000	149,996
0.196% (1 Month LIBOR USD + 0.080%), 08/23/2021 Δ	180,000	179,999
0.122%, 09/02/2021 €	12,000	11,993
0.122%, 09/03/2021 €	10,000	9,994
0.120% (1 Month LIBOR USD + 0.000%), 09/10/2021 Δ	145,500	145,492
0.105% (SOFR + 0.075%), 09/13/2021 Δ	20,000	20,000
0.202% (1 Month LIBOR USD + 0.090%), 09/13/2021 Δ	23,000	23,000
0.122%, 10/01/2021 €	6,000	5,996
0.275% (1 Month LIBOR USD + 0.160%), 10/04/2021 Δ	115,000	115,000
0.254% (1 Month LIBOR USD + 0.130%), 10/08/2021 Δ	100,000	100,000
0.122%, 10/12/2021 €	120,000	119,910
0.122%, 10/13/2021 €	30,000	29,977
0.220% (SOFR + 0.190%), 10/15/2021 Δ	50,000	50,000
0.108% (1 Month LIBOR USD + 0.000%), 10/18/2021 Δ	50,000	50,005

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2021 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.228% (1 Month LIBOR USD + 0.120%), 10/18/2021 ∆	$96,500	$96,500
0.121% (1 Month LIBOR USD + 0.010%), 10/20/2021 ∆	100,000	100,001
0.112%, 10/21/2021 €	30,000	29,979
0.211% (1 Month LIBOR USD + 0.100%), 10/22/2021 ∆	17,000	17,009
0.112%, 10/25/2021 €	25,000	24,982
0.101%, 10/26/2021 €	50,000	49,967
0.240% (SOFR + 0.210%), 10/28/2021 ∆	35,000	35,000
0.109%, 10/29/2021 €	59,000	58,957
0.224% (1 Month LIBOR USD + 0.105%), 11/02/2021 ∆	160,000	160,000
0.243% (1 Month LIBOR USD + 0.130%), 11/05/2021 ∆	18,000	18,016
0.170% (3 Month U.S. Treasury Money Market Yield + 0.140%), 11/08/2021 ∆	39,500	39,467
0.101%, 11/17/2021 €	115,000	114,917
0.198% (1 Month LIBOR USD + 0.090%), 11/18/2021 ∆	100,000	100,000
0.220% (SOFR + 0.190%), 11/18/2021 ∆	47,000	47,000
0.112%, 11/23/2021 €	70,000	69,943
0.134% (1 Month LIBOR USD + 0.020%), 11/26/2021 ∆	25,000	25,000
0.101%, 11/29/2021 €	20,000	19,985
0.230% (1 Month LIBOR USD + 0.110%), 12/10/2021 ∆	25,000	25,000
0.111% (1 Month LIBOR USD + 0.000%), 12/22/2021 ∆	360,000	359,971
0.125% (U.S. Federal Funds Effective Rate + 0.055%), 12/23/2021 ∆	250,000	249,990
0.216% (1 Month LIBOR USD + 0.100%), 12/23/2021 ∆	8,000	8,007
0.128% (1 Month LIBOR USD + 0.005%), 12/28/2021 ∆	50,000	49,998
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.151% (1 Month LIBOR USD + 0.030%), 12/29/2021 ∆	$20,000	$20,002
0.080% (SOFR + 0.050%), 01/11/2022 €	300,000	300,000
0.240% (U.S. Federal Funds Effective Rate + 0.170%), 01/13/2022 ∆	50,000	50,000
0.081%, 01/19/2022 €	30,000	29,978
0.060%, 02/10/2022	100,000	99,990
0.100% (SOFR + 0.070%), 02/17/2022 ∆	50,000	50,000
0.270% (U.S. Federal Funds Effective Rate + 0.200%), 02/17/2022 ∆	185,000	185,072
0.155% (SOFR + 0.125%), 03/09/2022 ∆	19,000	19,000
0.110% (SOFR + 0.080%), 03/10/2022 ∆	29,000	29,000
0.155% (FCPR DLY – 3.095%), 04/20/2022 ∆	50,000	49,997
0.200% (SOFR + 0.170%), 05/16/2022 ∆	20,000	20,015
0.230% (SOFR + 0.200%), 06/23/2022 ∆	40,000	40,000
0.085% (SOFR + 0.055%), 06/29/2022 ∆	100,000	99,995
0.220% (SOFR + 0.190%), 07/14/2022 ∆	46,000	46,000
0.250% (U.S. Federal Funds Effective Rate + 0.180%), 07/20/2022 ∆	100,000	100,000
0.115% (SOFR + 0.085%), 07/25/2022 ∆	75,000	74,995
0.175% (SOFR + 0.145%), 07/28/2022 ∆	61,000	61,000
0.100% (SOFR + 0.070%), 08/11/2022 ∆	239,000	238,987
0.160% (U.S. Federal Funds Effective Rate + 0.090%), 08/26/2022 ∆	200,000	200,000
0.125% (SOFR + 0.095%), 09/02/2022 ∆	50,000	50,000
0.075% (SOFR + 0.045%), 09/08/2022 ∆	150,000	149,988
0.115% (SOFR + 0.085%), 10/07/2022 ∆	70,000	70,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.110% (SOFR + 0.080%), 10/14/2022 ∆	$85,000	$85,000
0.105% (SOFR + 0.075%), 11/03/2022 ∆	34,000	34,000
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 11/16/2022 ∆	50,000	50,000
0.125% (U.S. Federal Funds Effective Rate + 0.055%), 11/16/2022 ∆	75,000	74,998
0.095% (SOFR + 0.065%), 11/18/2022 ∆	20,000	20,000
0.095% (SOFR + 0.065%), 11/18/2022 ∆	20,000	20,000
0.080% (SOFR + 0.050%), 11/21/2022 ∆	75,000	75,000
0.090% (SOFR + 0.060%), 12/01/2022 ∆	58,000	58,000
0.430% (U.S. Federal Funds Effective Rate + 0.360%), 12/12/2022 ∆	44,720	44,960
0.090% (SOFR + 0.060%), 12/28/2022 ∆	200,000	200,000
0.090% (SOFR + 0.060%), 01/13/2023 ∆	75,000	75,000
0.090% (SOFR + 0.060%), 01/20/2023 ∆	39,000	39,000
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 01/31/2023 ∆	100,000	100,000
0.085% (SOFR + 0.055%), 02/09/2023 ∆	100,000	100,000
0.080% (SOFR + 0.050%), 02/17/2023 ∆	63,000	63,000
Federal Home Loan Bank
0.085%, 03/03/2021 €	220,000	219,999
0.081%, 03/05/2021 €	45,000	45,000
0.456%, 03/08/2021 €	75,000	74,993
0.040% (SOFR + 0.010%), 03/09/2021 ∆	75,000	75,000
0.404%, 03/09/2021 €	182,725	182,709
0.080%, 03/10/2021	150,000	150,000
0.304%, 03/11/2021 €	75,000	74,994
0.145% (SOFR + 0.115%), 03/12/2021 ∆	97,000	97,000
0.426%, 03/15/2021 €	30,000	29,995
0.406%, 03/18/2021 €	75,000	74,986
0.329%, 03/19/2021 €	174,500	174,472
0.094%, 03/24/2021 €	245,500	245,485
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE✇
0.051%, 03/25/2021 €	$200,000	$199,993
0.098%, 03/26/2021 €	503,000	502,966
0.180%, 03/26/2021	50,000	50,000
0.097%, 03/31/2021 €	125,000	124,990
0.160%, 04/05/2021	150,000	149,998
0.200% (SOFR + 0.170%), 04/09/2021 ∆	74,000	74,000
0.086%, 04/12/2021 €	100,000	99,990
0.086%, 04/13/2021 €	100,000	99,990
0.086%, 04/14/2021 €	206,500	206,479
0.099% (3 Month LIBOR USD – 0.135%), 04/14/2021 ∆	25,000	25,000
0.109% (3 Month LIBOR USD – 0.125%), 04/14/2021 ∆	50,000	50,000
0.041%, 04/21/2021 €	90,000	89,995
0.041%, 04/22/2021 €	100,000	99,994
0.040% (SOFR + 0.010%), 04/23/2021 ∆	100,000	100,000
0.080%, 04/23/2021 €	189,000	188,978
0.041%, 04/27/2021 €	100,000	99,994
0.203%, 04/29/2021 €	125,000	124,959
0.066%, 04/30/2021 €	50,000	49,995
0.040% (SOFR + 0.010%), 05/03/2021 ∆	200,000	200,000
0.172%, 05/03/2021 €	125,855	125,818
0.041%, 05/07/2021 €	200,000	199,985
0.085%, 05/11/2021	210,000	209,999
0.085% (SOFR + 0.055%), 05/14/2021 ∆	200,000	200,000
0.160% (SOFR + 0.130%), 05/14/2021 ∆	100,000	100,000
0.051%, 05/19/2021 €	511,000	510,943
0.093%, 05/21/2021 €	100,000	99,979
0.188%, 05/26/2021 €	85,000	84,962
0.188%, 05/27/2021 €	225,000	224,899
0.045%, 06/02/2021 «	125,000	125,000
0.070%, 06/04/2021	150,000	150,000
0.120%, 06/04/2021	156,000	155,996
0.165% (SOFR + 0.135%), 06/04/2021 ∆	100,000	100,000
0.105% (SOFR + 0.075%), 06/11/2021 ∆	45,000	45,000
2.250%, 06/11/2021	50,000	50,294
0.080% (SOFR + 0.050%), 06/14/2021 ∆	150,000	150,000
0.075% (SOFR + 0.045%), 06/15/2021 ∆	100,000	100,000
0.120%, 06/23/2021	120,000	119,999
0.050%, 06/28/2021	100,000	100,000
0.110%, 06/29/2021	150,000	149,997
0.125%, 07/02/2021	29,890	29,888

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.105% (SOFR + 0.075%), 07/08/2021 ∆	$119,000	$119,000
0.112% (1 Month LIBOR USD + 0.000%), 07/13/2021 ∆	79,800	79,779
1.125%, 07/14/2021	39,000	39,145
0.110%, 07/16/2021	115,050	115,045
0.115%, 07/16/2021	86,265	86,263
0.045% (SOFR + 0.015%), 07/20/2021 ∆	15,000	15,000
0.105% (SOFR + 0.075%), 07/23/2021 ∆	101,000	101,000
0.125%, 08/13/2021	34,000	34,000
0.167% (1 Month LIBOR USD + 0.055%), 08/13/2021 ∆	100,000	100,000
0.125%, 08/16/2021	84,500	84,495
0.057%, 08/18/2021 €	100,000	99,973
0.170% (SOFR + 0.140%), 08/18/2021 ∆	100,000	100,000
0.125%, 08/20/2021	23,975	23,975
0.049%, 08/25/2021 €	97,200	97,177
0.085% (SOFR + 0.055%), 08/25/2021 ∆	100,000	100,000
0.125%, 08/26/2021	44,500	44,497
0.125%, 09/01/2021	150,000	149,995
0.180% (SOFR + 0.150%), 09/03/2021 ∆	23,000	23,000
0.115% (SOFR + 0.085%), 09/10/2021 ∆	74,000	74,000
0.125%, 09/17/2021	25,000	24,998
0.140%, 09/17/2021	50,000	50,002
0.340% (SOFR + 0.310%), 09/24/2021 ∆	50,000	50,000
0.133% (1 Month LIBOR USD + 0.010%), 09/28/2021 ∆	50,000	50,000
0.125%, 09/30/2021	28,910	28,910
0.200% (SOFR + 0.170%), 11/12/2021 ∆	100,000	100,000
0.180% (SOFR + 0.150%), 11/15/2021 ∆	50,000	50,000
0.040% (SOFR + 0.010%), 11/17/2021 ∆	100,000	100,000
1.625%, 11/19/2021	23,795	24,053
0.190% (SOFR + 0.160%), 11/26/2021 ∆	75,000	75,000
0.045% (SOFR + 0.015%), 12/10/2021 ∆	200,000	200,000
0.095% (SOFR + 0.065%), 12/21/2021 ∆	125,000	125,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.080% (SOFR + 0.050%), 12/23/2021 ∆	$50,000	$50,000
0.045% (SOFR + 0.015%), 01/12/2022 ∆	75,000	75,000
0.125% (SOFR + 0.095%), 01/28/2022 ∆	75,000	75,000
0.145% (SOFR + 0.115%), 02/10/2022 ∆	25,000	25,000
0.090% (SOFR + 0.060%), 02/11/2022 ∆	65,000	65,000
0.090% (SOFR + 0.060%), 02/11/2022 ∆	100,000	100,000
0.110% (SOFR + 0.080%), 02/18/2022 ∆	99,500	99,500
0.150% (SOFR + 0.120%), 02/28/2022 ∆	86,000	86,000
0.090% (SOFR + 0.060%), 04/26/2022 ∆	100,000	100,000
0.090% (SOFR + 0.060%), 05/12/2022 ∆	50,000	50,000
0.085% (SOFR + 0.055%), 05/13/2022 ∆	50,000	50,000
0.090% (SOFR + 0.060%), 05/20/2022 ∆	75,000	75,000
0.090% (SOFR + 0.060%), 05/20/2022 ∆	150,000	150,000
0.115% (SOFR + 0.085%), 05/20/2022 ∆	50,000	50,000
0.120% (SOFR + 0.090%), 05/26/2022 ∆	50,000	50,000
0.120% (SOFR + 0.090%), 06/10/2022 ∆	50,000	50,000
0.160% (SOFR + 0.130%), 08/05/2022 ∆	100,000	100,000
0.110% (SOFR + 0.080%), 08/12/2022 ∆	50,000	50,000
0.120% (SOFR + 0.090%), 08/12/2022 ∆	75,000	75,000
0.120% (SOFR + 0.090%), 08/19/2022 ∆	50,000	50,000
0.120% (SOFR + 0.090%), 09/08/2022 ∆	50,000	50,000
0.120% (SOFR + 0.090%), 09/15/2022 ∆	50,000	50,000
0.115% (SOFR + 0.085%), 10/05/2022 ∆	100,000	100,000
0.110% (SOFR + 0.080%), 10/26/2022 ∆	50,000	50,000
0.100% (SOFR + 0.070%), 11/02/2022 ∆	50,000	50,000
0.095% (SOFR + 0.065%), 11/09/2022 ∆	100,000	100,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.095% (SOFR + 0.065%), 11/10/2022 ∆	$50,000	$50,000
0.090% (SOFR + 0.060%), 11/23/2022 ∆	50,000	50,000
0.090% (SOFR + 0.060%), 11/23/2022 ∆	75,000	75,000
0.090% (SOFR + 0.060%), 12/08/2022 ∆	100,000	100,000
0.090% (SOFR + 0.060%), 12/15/2022 ∆	100,000	100,000
0.090% (SOFR + 0.060%), 02/03/2023 ∆	50,000	50,000
0.070% (SOFR + 0.040%), 02/24/2023 ∆	50,000	50,000
Federal Home Loan
Mortgage Corporation
0.035%, 05/26/2021	100,000	100,000
0.300% (SOFR + 0.270%), 06/24/2021 ∆	200,000	200,010
0.065% (SOFR + 0.045%), 08/27/2021 ∆	100,000	100,000
0.350% (SOFR + 0.320%), 09/23/2021 ∆	150,000	150,000
0.330% (SOFR + 0.300%), 10/25/2021 ∆	50,000	50,000
0.190% (SOFR + 0.160%), 04/20/2022 ∆	100,000	100,000
0.120% (SOFR + 0.090%), 08/03/2022 ∆	50,000	50,000
0.160% (SOFR + 0.1x30%), 08/05/2022 ∆	250,000	250,156
Federal National
Mortgage Association
0.080% (SOFR + 0.050%), 03/04/2021 ∆	100,000	100,000
0.105% (SOFR + 0.075%), 06/04/2021 ∆	50,000	50,000
0.190% (SOFR + 0.160%), 09/16/2021 ∆	150,000	150,000
0.330% (SOFR + 0.300%), 09/24/2021 ∆	100,000	100,000
0.180% (SOFR + 0.150%), 12/09/2021 ∆	100,000	99,996
0.220% (SOFR + 0.190%), 05/19/2022 ∆	50,000	50,000
0.150% (SOFR + 0.120%), 07/29/2022	20,000	20,000
Total U.S. Government Agency Debt (Cost $21,875,518)		21,875,518

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	SHARES/PAR	VALUE ✇
Investment Companies Ω - 0.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.035%	225,000,000	$225,000
Deutsche Government Money Market Series Fund, Institutional Class, 0.030%	75,000,000	75,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 0.036%	224,865,000	224,865
Invesco Government & Agency Portfolio, Institutional Class, 0.030%	75,000,000	75,000
Total Investment Companies (Cost $599,865)		599,865

U.S. Government Agency Repurchase Agreements – 1.9%
Bank of America Securities Inc.
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	100,000
BNP Paribas SA
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
Goldman Sachs & Co. LLC
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	$100,000
HSBC Securities (USA) Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $250,000 (collateralized by various government agency obligations: Total market value $255,000)	250,000	250,000
Societe Generale SA
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $125,000 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
TD Securities (USA) LLC
0.040%, dated 02/23/2021, matures 03/02/2021, repurchase price $600,005 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
Total U.S. Government Agency Repurchase Agreements (Cost $1,275,000)		1,275,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase Agreements – 31.6%
Bank of Montreal
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.090%, dated 01/15/2021, matures 03/16/2021, repurchase price $150,023 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Bank of Nova Scotia
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $488,252 (collateralized by U.S. Treasury obligations: Total market value $498,016)	488,251	488,251
Barclays Capital Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.070%, dated 02/02/2021, matures 03/02/2021, repurchase price $350,019 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 02/04/2021, matures 03/04/2021, repurchase price $350,014 (collateralized by U.S. Treasury obligations: Total market value $357,000)	$350,000	$350,000
0.070%, dated 02/04/2021, matures 03/04/2021, repurchase price $350,019 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.040%, dated 02/05/2021, matures 03/05/2021, repurchase price $350,011 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $700,022 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
0.030%, dated 02/22/2021, matures 03/22/2021, repurchase price $300,007 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
BNP Paribas SA
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $750,001 (collateralized by U.S. Treasury obligations: Total market value $765,000)	$750,000	$750,000
0.090%, dated 01/07/2021, matures 03/08/2021, repurchase price $825,124 (collateralized by U.S. Treasury obligations: Total market value $841,500)	825,000	825,000
0.090%, dated 01/08/2021, matures 03/09/2021, repurchase price $500,075 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
0.090%, dated 01/15/2021, matures 03/15/2021, repurchase price $525,077 (collateralized by U.S. Treasury obligations: Total market value $535,500)	525,000	525,000
0.090%, dated 01/15/2021, matures 03/16/2021, repurchase price $800,120 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
0.040%, dated 02/22/2021, matures 04/22/2021, repurchase price $300,020 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
Canadian Imperial Bank of Commerce
0.090%, dated 12/02/2020, matures 03/02/2021, repurchase price $225,051 (collateralized by U.S. Treasury obligations: Total market value $229,551)	$225,000	$225,000
0.030%, dated 2/26/2021, matures 03/05/2021, repurchase price $200,002 * ∞	200,000	200,000
0.040%, dated 02/16/2021, matures 03/18/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,002)	150,000	150,000
0.050%, dated 02/08/2021, matures 03/18/2021, repurchase price $500,026 (collateralized by U.S. Treasury obligations: Total market value $510,015)	500,000	500,000
0.070%, dated 01/28/2021, matures 03/18/2021, repurchase price $400,038 (collateralized by U.S. Treasury obligations: Total market value $408,025)	400,000	400,000
0.080%, dated 01/25/2021, matures 03/18/2021, repurchase price $150,017 (collateralized by U.S. Treasury obligations: Total market value $153,012)	150,000	150,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.050%, dated 02/12/2021, matures 04/12/2021, repurchase price $201,016 (collateralized by U.S. Treasury obligations: Total market value $205,025)	$201,000	$201,000
Credit Agricole Corporate & Investment Bank
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $233,195 (collateralized by U.S. Treasury obligations: Total market value $237,859)	233,195	233,195
0.050%, dated 02/04/2021, matures 03/04/2021, repurchase price $900,035 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
0.030%, dated 02/19/2021, matures 03/19/2021, repurchase price $200,005 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.030%, dated 02/22/2021, matures 03/22/2021, repurchase price $300,007 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.030%, dated 02/25/2021, matures 03/25/2021, repurchase price $625,015 (collateralized by U.S. Treasury obligations: Total market value $637,500)	625,000	625,000

The accompanying notes are an integral part of the financial statements

18	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $500,000 (collateralized by U.S. Treasury obligations: Total market value $510,000)	$500,000	$500,000
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $375,000 (collateralized by U.S. Treasury obligations: Total market value $382,500)	375,000	375,000
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,080)	200,000	200,000
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $500,000 (collateralized by U.S. Treasury obligations: Total market value $510,001)	500,001	500,001
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,079)	400,000	400,000
HSBC Securities (USA) Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
ING Financial Markets LLC
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $400,006 (collateralized by U.S. Treasury obligations: Total market value $408,169)	400,005	400,005
0.030%, dated 02/22/2021, matures 03/01/2021, repurchase price $125,001 (collateralized by U.S. Treasury obligations: Total market value $127,500)	125,000	125,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.030%, dated 02/25/2021, matures 03/04/2021, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.020%, dated 02/26/2021, matures 03/05/2021, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
JP Morgan Securities, LLC
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.030% (SOFR + 0.010%), dated 02/26/2021, matures 03/28/2021, repurchase price $325,008 (collateralized by U.S. Treasury obligations: Total market value $331,514) Δ ∞	325,000	325,000
0.030% (SOFR + 0.010%), dated 02/26/2021, matures 03/28/2021, repurchase price $300,008 (collateralized by U.S. Treasury obligations: Total market value $306,013) Δ ∞	300,000	300,000
Mizuho Securities USA LLC
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
MUFG Securities Americas Inc.
0.050%, dated 02/05/2021, matures 03/08/2021, repurchase price $350,015 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
MUFG Securities Canada Ltd.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,004)	150,000	150,000
0.090%, dated 01/07/2021, matures 03/08/2021, repurchase price $300,045 (collateralized by U.S. Treasury obligations: Total market value $306,041)	300,000	300,000
RBC Dominion Securities Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.060%, dated 02/04/2021, matures 03/04/2021, repurchase price $350,016 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
0.040%, dated 02/05/2021, matures 03/05/2021, repurchase price $350,011 (collateralized by U.S. Treasury obligations: Total market value $357,000)	$350,000	$350,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $350,011 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.080%, dated 12/14/2020, matures 03/15/2021, repurchase price $325,066 (collateralized by U.S. Treasury obligations: Total market value $331,500)	325,000	325,000
0.080%, dated 12/15/2020, matures 03/16/2021, repurchase price $525,106 (collateralized by U.S. Treasury obligations: Total market value $535,500)	525,000	525,000
0.040%, dated 02/25/2021, matures 03/31/2021, repurchase price $350,013 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.050%, dated 02/10/2021, matures 04/12/2021, repurchase price $350,030 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.050%, dated 02/12/2021, matures 04/12/2021, repurchase price $250,020 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Government Obligations Fund (as restated, note 9) (cont.)
DESCRIPTION	PAR	VALUE ✇
Royal Bank of Canada/NY
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.030%, dated 02/19/2021, matures 03/19/2021, repurchase price $200,005 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.030%, dated 02/22/2021, matures 03/24/2021, repurchase price $400,010 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.050%, dated 02/04/2021, matures 04/05/2021, repurchase price $350,029 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
0.050%, dated 02/04/2021, matures 04/05/2021, repurchase price $350,029 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Societe Generale SA
0.030%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Total U.S. Treasury Repurchase Agreements (Cost $20,747,452)		20,747,452
Total Investments – 120.6% (Cost $79,282,890)		79,282,890
Other Assets and Liabilities, Net – (20.6)%		(13,559,707)
Total Net Assets – 100.0%		$65,723,183

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund (as restated, note 9) (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
€	Rate shown is the annualized yield as of February 28, 2021.
«	Security purchased on a when-issued basis. On February 28, 2021, the total cost of investments purchased on a when-issued basis was $449,902 or 0.7% of total net assets.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2021.
Ω	The rate shown is the annualized seven-day yield as of February 28, 2021.
*	This repurchase agreement was entered into on a forward basis, with the purchase date and delivery of collateral scheduled for March 1, 2021.
∞	Illiquid Security – A security may be considered
illiquid if it lacks a readily available market. As of
February 28, 2021, the value of these investments
was $825,000 or 1.3% of total net assets. See
note 2 in Notes to Financial Statements.

Investment Abbreviations:
FCPR DLY	–	Federal Reserve Bank Prime Loan Rate
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company Commercial Paper – 22.6%
ANZ New Zealand International Ltd
0.172%, 08/02/2021 € ■	$5,000	$4,996
ASB Finance Ltd/London
0.213%, 08/17/2021 € ■	5,000	4,996
CDP Financial Inc
0.108%, 03/04/2021 € ■	15,000	15,000
0.132%, 05/07/2021 € ■	2,900	2,899
0.152%, 06/03/2021 € ■	4,000	3,999
0.274%, 07/15/2021 € ■	3,000	2,999
ING (US) Funding LLC
0.213%, 07/09/2021 € ■	5,000	4,998
0.253%, 07/12/2021 € ■	3,000	2,998
National Australia Bank Ltd
0.214% (1 Month LIBOR USD + 0.100%), 04/30/2021 ■ Δ	10,000	10,001
Nederlandse Waterschaps
0.128%, 04/07/2021 € ■	16,500	16,497
0.112%, 04/26/2021 € ■	10,000	9,998
0.193%, 08/10/2021 €	7,000	6,996
NRW.Bank
0.071%, 03/02/2021 € ■	25,000	25,000
0.142%, 05/03/2021 € ■	3,000	2,999
Ontario Teachers’ Finance Trust
0.335%, 03/05/2021 € ■	5,000	5,000
0.233%, 03/12/2021 € ■	8,000	8,000
PSP Capital Inc
0.406%, 03/19/2021 € ■	5,000	5,000
0.345%, 06/15/2021 € ■	5,000	4,998
Skandinavinska Enskilda Bank
0.213%, 04/07/2021 € ■	10,000	9,999
0.253%, 06/01/2021 € ■	5,000	4,998
0.182%, 07/27/2021 € ■	5,000	4,997
Suncorp Metway Ltd
0.243%, 03/29/2021 € ■	5,000	4,999
0.193%, 05/19/2021 € ■	7,000	6,995
Svenska Handelsbanken AB
0.261% (1 Month LIBOR USD + 0.150%), 03/19/2021 ■ Δ	5,000	5,001
0.213%, 05/03/2021 € ■	10,000	9,998
0.298% (3 Month LIBOR USD + 0.080%), 07/28/2021 ■ Δ	5,000	5,002
0.162%, 08/17/2021 € ■	5,000	4,996
Toronto Dominion Bank
0.253%, 03/23/2021 € ■	3,000	3,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Westpac Banking Corp
0.288% (3 Month LIBOR USD + 0.070%), 07/23/2021 ■ Δ	$5,000	$5,002
Westpac Securities/NZ LT
0.172%, 04/08/2021 ʘ ■	15,000	14,998
Total Financial Company Commercial Paper (Cost $217,339)		217,359

Asset Backed Commercial Paper – 12.4%
Alpine Securitization LLC
0.223%, 03/09/2021 € ■	10,000	10,000
0.314%, 04/01/2021 € ■	3,000	3,000
0.253%, 06/10/2021 € ■	5,000	4,997
Chariot Funding LLC
0.223%, 03/03/2021 € ■	5,000	5,000
0.162%, 05/03/2021 € ■	3,000	2,999
0.193%, 05/10/2021 € ■	5,000	4,999
Liberty Street Funding LLC
0.203%, 04/01/2021 € ■	5,000	4,999
0.132%, 06/01/2021 € ■	7,000	6,998
Longship Funding LLC
0.071%, 03/05/2021 € ■	10,000	10,000
0.101%, 03/18/2021 € ■	9,840	9,839
Manhattan Asset Funding Co
0.122%, 03/08/2021 € ■	6,881	6,881
0.112%, 03/19/2021 € ■	5,000	4,999
0.142%, 04/05/2021 € ■	7,000	6,999
Mont Blanc Capital Corp
0.101%, 03/01/2021 € ■	2,100	2,100
0.112%, 03/15/2021 € ■	5,000	5,000
0.122%, 04/20/2021 € ■	7,000	6,998
Old Line Funding LLC
0.190% (U.S. Federal Funds Effective Rate + 0.120%), 04/09/2021 ■ Δ	5,000	5,000
0.233%, 05/06/2021 € ■	5,000	4,999
0.182%, 05/20/2021 € ■	7,000	6,997
Thunder Bay Funding LLC
0.223%, 04/26/2021 € ■	3,000	3,000
0.142%, 06/24/2021 € ■	3,000	2,999
Total Asset Backed Commercial Paper (Cost $118,800)		118,803

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Certificates of Deposit – 11.1%
Bank of Montreal/Chicago
0.230% (SOFR + 0.200%), 03/17/2021 Δ	$3,000	$3,000
0.210% (1 Month LIBOR USD + 0.090%), 07/02/2021 Δ	5,000	5,001
0.214% (1 Month LIBOR USD + 0.090%), 07/06/2021 Δ	5,000	5,001
0.209% (1 Month LIBOR USD + 0.090%), 08/09/2021 Δ	5,000	5,001
Bank of Nova Scotia/Houston
0.304% (3 Month LIBOR USD + 0.080%), 07/20/2021 Δ	5,000	5,002
0.304% (3 Month LIBOR USD + 0.080%), 07/21/2021 Δ	5,000	5,002
0.245% (3 Month LIBOR USD + 0.050%), 08/05/2021 Δ	3,000	3,001
Canadian Imperial Bank of Commerce/NY
0.363% (3 Month LIBOR USD + 0.140%), 07/19/2021 Δ	4,000	4,002
Mizuho Bank Ltd/NY
0.170%, 06/03/2021	5,000	5,000
Nordea Bank ABP/NY
0.231% (3 Month LIBOR USD + 0.040%), 08/09/2021 Δ	10,000	10,003
Sumitomo Mitsui Bank/NY
0.250%, 03/15/2021	5,000	5,001
0.592% (3 Month LIBOR USD + 0.355%), 04/06/2021 Δ	3,491	3,492
Sumitomo Mitsui Trust/NY
0.070%, 03/01/2021	10,000	10,000
Svenska Handelsbanken/NY
0.356% (3 Month LIBOR USD + 0.120%), 06/18/2021 Δ	10,000	10,005
Toronto Dominion Bank/NY
0.290% (SOFR + 0.280%), 03/04/2021 Δ	1,950	1,950
0.370%, 06/03/2021	10,000	10,007
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.430%, 06/14/2021	$6,000	$6,006
0.276% (3 Month LIBOR USD + 0.100%), 08/24/2021 Δ	3,000	3,002
UBS AG Stamford/CT
0.355% (1 Month LIBOR USD + 0.240%), 03/04/2021 Δ	7,100	7,100
Total Certificates of Deposit (Cost $106,543)		106,576

Non-Financial Company Commercial Paper – 10.4%
Exxon Mobil Corp
0.203%, 04/27/2021 €	5,000	5,000
0.203%, 05/03/2021 €	5,000	4,999
0.243%, 07/16/2021 €	10,000	9,996
FMS Wertmanagement
0.203%, 03/22/2021 € ■	7,500	7,500
0.208%, 04/15/2021 € ■	5,000	4,999
0.162%, 04/16/2021 € ■	5,750	5,749
0.152%, 04/29/2021 € ■	7,000	6,998
0.162%, 05/05/2021 € ■	10,000	9,998
Total Capital Canada Ltd
0.223%, 05/05/2021 € ■	5,000	4,998
0.177%, 07/26/2021 € ■	10,000	9,992
0.182%, 08/03/2021 € ■	5,000	4,996
Total Capital SA
0.051%, 03/01/2021 € ■	25,000	25,000
Total Non-Financial Company Commercial Paper (Cost $100,216)		100,225

Variable Rate Demand Notes # – 1.7%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
0.090%, 04/01/2035	5,500	5,500
Calcasieu Parish, Louisiana, Public Transit Authority Solid Waste Disposal, Series 1997 (AMT) (LOC: Bank of America)
0.070%, 12/01/2027	3,900	3,900

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
0.090%, 10/01/2031	$6,845	$6,845
Total Variable Rate Demand Notes (Cost $16,245)		16,245

Other Instruments – 1.0%
Bank of America NA
0.210% (FDFD + 0.130%), 08/09/2021 Δ	5,000	5,000
BNZ International Funding Ltd/London
2.750%, 03/02/2021 ■	750	750
Skandinavinska Enskilda Banken AB
2.625%, 03/15/2021	4,000	4,004
Total Other Instruments (Cost $9,754)		9,754

Other Repurchase Agreements – 19.8%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%), dated 02/26/2021, matures 04/02/2021, repurchase price $10,003 (collateralized by various securities: Total market value $10,500) Δ ∞	10,000	10,000
BNP Paribas SA
0.160% (OBFR + 0.090%), dated 02/26/2021, matures 03/01/2021, repurchase price $6,000 (collateralized by various securities: Total market value $6,300) Δ	6,000	6,000
0.220% (OBFR + 0.150%), dated 02/26/2021, matures 03/01/2021, repurchase price $16,000 (collateralized by various securities: Total market value $16,800) Δ	16,000	16,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
0.390% (OBFR + 0.320%), dated 02/26/2021, matures 04/02/2021, repurchase price $15,006 (collateralized by various securities: Total market value $15,750) Δ ∞	$15,000	$15,000
Credit Agricole Corporate & Investment Bank
0.140% (OBFR + 0.070%), dated 02/26/2021, matures 03/01/2021, repurchase price $10,000 (collateralized by various securities: Total market value $10,500) Δ	10,000	10,000
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $3,000 (collateralized by various securities: Total market value $3,150) Δ	3,000	3,000
ING Financial Markets LLC
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $8,000 (collateralized by various securities: Total market value $8,400) Δ	8,000	8,000
JP Morgan Securities, LLC
0.270%, dated 02/26/2021, matures 03/05/2021, repurchase price $10,001 (collateralized by various securities: Total market value $10,500)	10,000	10,000
0.389% (1 Month LIBOR USD + 0.270%), dated 02/26/2021, matures 04/02/2021, repurchase price $15,006 (collateralized by various securities: Total market value $15,755) Δ ∞	15,000	15,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MUFG Securities Americas Inc.
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $12,000 (collateralized by various securities: Total market value $12,600) Δ	$12,000	$12,000
0.200% (OBFR + 0.130%), dated 02/26/2021, matures 03/01/2021, repurchase price $25,000 (collateralized by various securities: Total market value $26,250) Δ	25,000	25,000
Societe Generale SA
0.250% (OBFR + 0.180%), dated 02/26/2021, matures 03/01/2021, repurchase price $45,001 (collateralized by various securities: Total market value $47,250) Δ	45,000	45,000
TD Securities (USA) LLC
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $15,000 (collateralized by various securities: Total market value $15,404) Δ	15,000	15,000
Total Other Repurchase Agreements
(Cost $190,000)		190,000

U.S. Treasury Repurchase Agreements – 21.0%
Bank of Nova Scotia
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $136,591 (collateralized by U.S. Treasury obligations: Total market value $139,322)	136,591	136,591
Institutional Prime Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate & Investment Bank
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $65,237 collateralized by U.S. Treasury obligations: Total market value $66,542)	$65,237	$65,237
Total U.S. Treasury
Repurchase Agreements
(Cost $201,828)		201,828
Total Investments – 100.0%
(Cost $960,725)		960,790
Other Assets and Liabilities, Net – 0.0%		94
Total Net Assets – 100.0%		$960,884

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of February 28, 2021.

■	Security purchased within the terms of a private
placement memorandum, exempt from registration
under Rule 144A of the Securities Act of 1933, as
amended, and may be sold only to dealers in that
program or other qualified institutional buyers. As of
February 28, 2021, the value of these investments
was $410,146 or 42.7% of total net assets.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2021.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

∞	Illiquid Security – A security may be considered
illiquid if it lacks a readily available market. As of
February 28, 2021, the value of these investments
was $40,000 or 4.2% of total net assets. See note 2
in Notes to Financial Statements.

Investment Abbreviations:

AMT	–	Alternative Minimum Tax. As of February 28, 2021, the total value of securities subject to AMT was $3,900 or 0.4% of total net assets.
FDFD	–	Federal Funds Desk
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Financial Company
Commercial Paper – 25.6%
ANZ New Zealand
International Ltd
0.142%, 05/03/2021 € ■	$8,150	$8,148
0.308% (3 Month LIBOR USD + 0.090%), 07/23/2021 ■ Δ	10,000	10,000
0.172%, 08/02/2021 € ■	25,000	24,982
ASB Finance Ltd/London
0.213%, 08/17/2021 € ■	10,000	9,990
BNZ International
Funding/London
0.193%, 04/16/2021 € ■	15,000	14,996
CDP Financial Inc
0.112%, 03/04/2021 € ■	15,000	15,000
0.416%, 05/06/2021 € ■	10,000	9,993
0.416%, 05/12/2021 € ■	15,000	14,988
0.152%, 06/03/2021 € ■	4,500	4,498
0.355%, 06/28/2021 € ■	10,000	9,988
0.274%, 07/15/2021 € ■	8,400	8,391
ING (US) Funding LLC
0.213%, 07/09/2021 € ■	20,000	19,985
0.253%, 07/12/2021 € ■	4,350	4,346
National Australia Bank Ltd
0.261% (1 Month LIBOR USD + 0.150%), 03/19/2021 ■ Δ	5,000	5,000
0.214% (1 Month LIBOR USD + 0.100%), 04/30/2021 ■ Δ	20,000	20,000
0.195% (3 Month LIBOR USD + 0.000%), 05/10/2021 ■ Δ	15,000	15,000
0.142%, 05/17/2021 € ■	25,000	24,993
Nederlandse Waterschaps
0.127%, 04/07/2021 € ■	30,000	29,996
0.172%, 04/08/2021 € ■	36,400	36,394
0.112%, 04/26/2021 € ■	5,000	4,999
0.142%, 06/03/2021 € ■	2,900	2,899
NRW.Bank
0.233%, 04/27/2021 € ■	2,000	1,999
0.142%, 05/03/2021 € ■	15,000	14,997
Ontario Teachers’ Finance Trust
0.335%, 03/05/2021 € ■	5,000	5,000
0.233%, 03/12/2021 € ■	20,000	19,998
PSP Capital Inc
0.406%, 03/19/2021 € ■	15,000	14,997
0.193%, 10/08/2021 € ■	15,000	14,983
Skandinavinska Enskilda Bank
0.213%, 04/07/2021 € ■	15,000	14,997
0.142%, 05/06/2021 € ■	6,000	5,998
0.253%, 06/01/2021 € ■	10,000	9,994
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.177%, 07/23/2021 € ■	$15,000	$14,989
0.182%, 07/27/2021 € ■	15,000	14,989
Suncorp Metway Ltd
0.243%, 03/29/2021 € ■	20,000	19,996
0.274%, 05/04/2021 € ■	20,000	19,990
0.193%, 05/19/2021 € ■	18,000	17,993
Svenska Handelsbanken AB
0.261% (1 Month LIBOR USD + 0.150%), 03/19/2021 ■ Δ	10,000	10,000
0.213%, 05/03/2021 € ■	25,000	24,991
0.223%, 05/27/2021 € ■	10,000	9,994
0.298% (3 Month LIBOR USD + 0.080%), 07/28/2021 ■ Δ	10,000	10,000
0.162%, 08/17/2021 € ■	15,000	14,989
Toronto Dominion Bank
0.233%, 03/10/2021 € ■	10,000	9,999
0.233%, 03/22/2021 € ■	15,000	14,998
Westpac Banking Corp
0.280% (3 Month LIBOR USD + 0.090%), 05/28/2021 ■ Δ	10,000	10,000
0.288% (3 Month LIBOR USD + 0.070%), 07/23/2021 ■ Δ	10,000	10,000
Westpac Securities/NZ LT
0.203%, 08/11/2021 € ■	15,000	14,987
Total Financial Company
Commercial Paper
(Cost $615,464)		615,464

Certificates of Deposit – 10.1%
Bank of Montreal/Chicago
0.170% (1 Month LIBOR USD + 0.050%), 03/02/2021 Δ	4,000	4,000
0.230% (SOFR + 0.200%), 03/17/2021 Δ	9,025	9,025
0.210% (1 Month LIBOR USD + 0.090%), 07/02/2021 Δ	10,000	10,000
0.214% (1 Month LIBOR USD + 0.090%), 07/06/2021 Δ	20,000	20,000
0.209% (1 Month LIBOR USD + 0.090%), 08/09/2021 Δ	10,000	10,000
Bank of Nova Scotia/Houston
0.400%, 06/15/2021	10,000	10,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.304% (3 Month LIBOR USD + 0.080%), 07/20/2021 Δ	$10,000	$10,000
0.245% (3 Month LIBOR USD + 0.050%), 08/05/2021 Δ	7,000	7,000
Canadian Imperial Bank of Commerce/NY
0.363% (3 Month LIBOR USD + 0.140%), 07/19/2021 Δ	11,000	11,000
Credit Suisse/NY
0.290%, 05/11/2021	15,000	15,000
Mizuho Bank Ltd/NY
0.204% (1 Month LIBOR USD + 0.090%), 03/30/2021 Δ	5,000	5,000
0.170%, 06/03/2021	20,000	20,000
National Australia Bank Ltd/NY
0.308% (1 Month LIBOR USD + 0.200%), 06/18/2021 Δ	10,000	10,000
Nordea Bank ABP/NY
0.231% (3 Month LIBOR USD + 0.040%), 08/09/2021 Δ	20,000	20,000
Sumitomo Mitsui Bank/NY
0.250%, 03/15/2021	10,000	10,001
Sumitomo Mitsui Trust/NY
0.070%, 03/01/2021	15,000	15,000
Svenska Handelsbanken/NY
0.356% (3 Month LIBOR USD + 0.120%), 06/18/2021 Δ	20,000	20,000
Toronto Dominion Bank/NY
0.370%, 06/03/2021	20,000	20,000
0.430%, 06/14/2021	14,000	14,000
0.276% (3 Month LIBOR USD + 0.100%), 08/24/2021 Δ	4,000	4,000
Total Certificates of Deposit (Cost $244,026)		244,026

Asset Backed Commercial Paper – 8.4%
Alpine Securitization LLC
0.223%, 03/09/2021 € ■	10,000	10,000
0.314%, 04/01/2021 € ■	10,000	9,997
0.253%, 06/10/2021 € ■	10,000	9,993

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Chariot Funding LLC
0.223%, 03/03/2021 € ■	$10,000	$10,000
0.203%, 04/05/2021 € ■	15,000	14,997
0.193%, 05/10/2021 € ■	5,000	4,998
Fairway Finance Corp
0.223%, 04/19/2021 € ■	7,000	6,998
Glencove Funding LLC
0.207% (1 Month LIBOR USD + 0.100%), 04/02/2021 ■ Δ	15,000	15,000
Liberty Street Funding LLC
0.203%, 04/01/2021 € ■	15,000	14,998
0.132%, 06/01/2021 € ■	8,000	7,997
Manhattan Asset Funding Co
0.101%, 03/18/2021 € ■	15,000	14,999
Mont Blanc Capital Corp
0.112%, 03/15/2021 € ■	10,000	9,999
0.122%, 04/20/2021 € ■	7,923	7,922
Old Line Funding LLC
0.233%, 05/06/2021 € ■	25,000	24,990
0.182%, 05/20/2021 € ■	12,200	12,195
Thunder Bay Funding LLC
0.223%, 04/26/2021 € ■	27,000	26,991
Total Asset Backed Commercial Paper (Cost $202,074)		202,074

Non-Financial Company Commercial Paper – 7.5%
Exxon Mobil Corp
0.203%, 04/27/2021 € ■	10,000	9,997
0.203%, 05/03/2021 € ■	10,000	9,996
0.243%, 07/16/2021 € ■	20,000	19,982
FMS Wertmanagement
0.203%, 03/19/2021 € ■	12,100	12,099
0.203%, 03/22/2021 € ■	7,500	7,499
0.213%, 03/29/2021 € ■	10,000	9,998
0.203%, 04/12/2021 € ■	20,000	19,995
0.208%, 04/15/2021 € ■	10,000	9,998
0.162%, 04/16/2021 € ■	10,000	9,998
0.162%, 05/05/2021 € ■	10,000	9,997
0.122%, 05/18/2021 € ■	10,000	9,998
Total Capital Canada Ltd
0.182%, 04/06/2021 € ■	10,000	9,998
0.223%, 05/05/2021 € ■	15,000	14,994
0.182%, 07/26/2021 € ■	15,000	14,989
0.182%, 08/03/2021 € ■	10,000	9,992
Total Non-Financial Company Commercial Paper (Cost $179,530)		179,530

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Non-Negotiable Time Deposit – 3.1%
Credit Agricole Corporate & Investment Bank, New York Branch 0.070%, 03/01/2021 (Cost $75,610)	$75,610	$75,610

Variable Rate Demand Notes # – 2.7%
The Commonwealth of Massachusetts, General Obligation Revenue Anticipation Notes, 2020 Series B 0.230%, 05/20/2021	6,000	6,000
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America) 0.080%, 07/01/2032	13,400	13,400
Minneapolis and St. Paul Minnesota Housing and Redevelopment Authority, Allina Health 2007C-1 (LOC: Wells Fargo Bank NA) 0.040%, 11/15/2034	6,950	6,950
Montgomery County, Texas, Multifamily Housing, Park at Woodline Townhomes, Series 2005 (AMT) (LOC: Citibank) 0.080%, 02/01/2038	11,460	11,460
New York City Industrial Development Agency, 1997 Air Express International Corporation Project, Series 1997 (AMT) (LOC: Citibank) 0.060%, 07/01/2024	19,000	19,000
New York State Housing Finance Agency, Prospect Plaza Apartments, 2007 Series A (AMT) (LOC: Citibank) 0.050%, 11/01/2039	7,850	7,850
Total Variable Rate Demand Notes (Cost $64,660)		64,660
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Instruments – 0.9%
Bank of America NA
0.210% (FDFD + 0.130%), 08/09/2021 Δ	$15,000	$15,000
Skandinavinska Enskilda
Banken AB 2.625%, 03/15/2021	6,000	6,006
Total Other Instruments (Cost $21,006)		21,006

Other Repurchase Agreements – 21.1%
Bank of America Securities Inc.
0.320% (OBFR + 0.250%), dated 02/26/2021, matures 04/02/2021, repurchase price $25,008 (collateralized by various securities: Total market value $26,250) Δ ∞	25,000	25,000
BNP Paribas SA
0.160% (OBFR + 0.090%), dated 02/26/2021, matures 03/01/2021, repurchase price $40,001 (collateralized by various securities: Total market value $42,000) Δ	40,000	40,000
0.220% (OBFR + 0.150%), dated 02/26/2021, matures 03/01/2021, repurchase price $43,001 (collateralized by various securities: Total market value $45,150) Δ	43,000	43,000
0.390% (OBFR + 0.320%), dated 02/26/2021, matures 04/02/2021, repurchase price $25,009 (collateralized by various securities: Total market value $26,250) Δ ∞	25,000	25,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	29

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate & Investment Bank
0.140% (OBFR + 0.070%), dated 02/26/2021, matures 03/01/2021, repurchase price $20,000 (collateralized by various securities: Total market value $21,000) Δ	$20,000	$20,000
Credit Suisse Securities (USA) LLC
0.469% (1 Month LIBOR USD + 0.350%), dated 02/26/2021, matures 04/02/2021, repurchase price $15,007 (collateralized by various securities: Total market value $15,751) Δ ∞	15,000	15,000
HSBC Securities (USA) Inc.
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $6,000 (collateralized by various securities: Total market value $6,211) Δ	6,000	6,000
ING Financial Markets LLC
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $18,000 (collateralized by various securities: Total market value $18,899) Δ	18,000	18,000
JP Morgan Securities, LLC
0.270%, dated 02/26/2021, matures 03/05/2021, repurchase price $40,002 (collateralized by various securities: Total market value $42,001)	40,000	40,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.389% (1 Month LIBOR USD + 0.270%), dated 02/26/2021, matures 04/02/2021, repurchase price $30,011 (collateralized by various securities: Total market value $31,509) Δ ∞	$30,000	$30,000
MUFG Securities Americas Inc.
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $27,000 (collateralized by various securities: Total market value $28,350) Δ	27,000	27,000
0.200% (OBFR + 0.130%), dated 02/26/2021, matures 03/01/2021, repurchase price $70,001 (collateralized by various securities: Total market value $73,500) Δ	70,000	70,000
Societe Generale SA
0.250% (OBFR + 0.180%), dated 02/26/2021, matures 03/01/2021, repurchase price $120,003 (collateralized by various securities: Total market value $126,000) Δ	120,000	120,000
TD Securities (USA) LLC
0.170% (OBFR + 0.100%), dated 02/26/2021, matures 03/01/2021, repurchase price $30,000 (collateralized by various securities: Total market value $31,500) Δ	30,000	30,000
Total Other Repurchase Agreements (Cost $509,000)		509,000

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase Agreements – 20.6%
Bank of Nova Scotia
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $336,272 (collateralized by U.S. Treasury obligations: Total market value $342,997)	$336,272	$336,272
Credit Agricole Corporate & Investment Bank
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $160,607 (collateralized by U.S. Treasury obligations: Total market value $163,820)	160,607	160,607
Total U.S. Treasury Repurchase Agreements (Cost $496,879)		496,879
Total Investments – 100.0% (Cost $2,408,249)		2,408,249
Other Assets and Liabilities, Net – 0.0%		134
Total Net Assets – 100.0%		$2,408,383

Retail Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
€	Rate shown is the annualized yield as of February 28, 2021.
■	Security purchased within the terms of a private
placement memorandum, exempt from registration
under Rule 144A of the Securities Act of 1933, as
amended, and may be sold only to dealers in that
program or other qualified institutional buyers. As of
February 28, 2021, the value of these investments
was $957,093 or 39.7% of total net assets.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2021.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∞	Illiquid Security – A security may be considered
illiquid if it lacks a readily available market. As of
February 28, 2021, the value of these investments
was $95,000 or 3.9% of total net assets. See note 2
in Notes to Financial Statements.

Investment Abbreviations:
AMT	–	Alternative Minimum Tax. As of February 28, 2021, the total value of securities subject to AMT was $38,310 or 1.6% of total net assets.
FDFD	–	Federal Funds Desk
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	31

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes # – 63.6%
District of Columbia – 0.8%
District of Columbia, Medlantic/Helix Issue, Series 1998A Tranche III (LOC: PNC Bank) 0.030%, 08/15/2038	$1,250	$1,250
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank) 0.040%, 04/01/2038	2,905	2,905
		4,155
Florida – 4.9%
Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series 2008 (LOC: TD Bank) 0.030%, 09/01/2035	7,075	7,075
Halifax Hospital Medical Center, Daytona Beach, Florida, Series 2008 (LOC: JPMorgan Chase Bank) 0.040%, 06/01/2048	16,790	16,790
Miami-Dade County, Florida, Juvenile Courthouse Project, Series 2003B (LOC: TD BANK) 0.030%, 04/01/2043	100	100
		23,965
Georgia – 2.9%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds, Series 2018B 0.070%, 10/01/2038	14,520	14,520
Illinois – 15.5%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company) 0.040%, 03/01/2028	1,135	1,135

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE✇
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Bank of America) 0.030%, 01/01/2048	$5,000	$5,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 0.090%, 02/01/2035	12,100	12,100
Illinois Finance Authority, St. Ignatius College Prep Project, Series 2006 (LOC: PNC Bank) 0.050%, 12/01/2036	10,800	10,800
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company) 0.070%, 03/01/2049	22,000	22,000
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank) 0.040%, 08/01/2028	7,770	7,770
Morton Grove, Ilinois, Culterual Facility, Holocaust Museum & Education, Series 2006 (LOC: Bank of America) 0.040%, 12/1/2041	5,045	5,045
University of Illinois, Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank) 0.040%, 10/01/2026	6,800	6,800
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank) 0.040%, 01/15/2022	6,085	6,085
		76,735

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Indiana – 1.8%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking Corp.) 0.060%, 11/01/2039	$4,825	$4,825
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009D (LOC: Wells Fargo Bank) 0.010%, 11/01/2039,	3,890	3,890
		8,715
Kentucky – 4.4%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2011A (LOC: PNC Bank) 0.030%, 10/01/2039	1,950	1,950
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank) 0.060%, 10/01/2043	19,840	19,840
		21,790
Louisiana – 1.0%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon) 0.020%, 07/01/2047	5,100	5,100
Minnesota – 6.1%
Minneapolis and St. Paul Minnesota Housing and Redevelopment Authority, Allina Health 2007C-1 (LOC: Wells Fargo Bank) 0.040%, 11/15/2034	15,825	15,825
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q 0.140%, 03/01/2033	9,025	9,025
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z 0.140%, 03/01/2024	$5,400	$5,400
		30,250
Mississippi – 2.4%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2007C (GTD: Chevron Corp) 0.010%, 12/1/2030	400	400
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2007E (GTD: Chevron Corp) 0.010%, 12/01/2030	8,840	8,840
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009A (GTD: Chevron Corp) 0.010%, 12/01/2030	400	400
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009C (GTD: Chevron Corp) 0.010%, 12/01/2030	100	100
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2010G (GTD: Chevron Corp) 0.010%, 11/01/2035	1,350	1,350
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2010I (GTD: Chevron Corp) 0.010%, 11/01/2035	625	625
		11,715
Nevada – 3.8%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-1 (LOC: Sumitomo Mitsui Banking Corp.) 0.030%, 07/01/2036	16,920	16,920

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	33

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-2B (LOC: Royal Bank of Canada) 0.030%, 07/01/2040	$1,710	$1,710
		18,630
Ohio – 2.2%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank) 0.050%, 06/01/2031	9,335	9,335
State of Ohio, Series 2005B 0.020%, 03/15/2025	1,140	1,140
The Ohio State University, A State University of Ohio, Series 2005B 0.020%, 06/01/2035	100	100
		10,575
Tennessee – 0.7%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series 2010V-C-1 (LOC: Smartbank) (GTD: FHLB) 0.060%, 06/01/2025	3,355	3,355
Texas – 3.6%
City of Houston, Texas, Combined Utility System, Series 2004B-6 (LOC: Sumitomo Mitsui Banking Corp.) 0.030%, 05/15/2034	17,165	17,165
Tarrant County Cultural Education Facilities Finance Corporation, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank) 0.030%, 10/01/2041	745	745
		17,910
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Vermont – 1.5%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series 2004B (LOC: TD Bank) 0.030%, 12/01/2030	$7,150	$7,150
Virginia – 6.4%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003A 0.030%, 02/15/2038	1,515	1,515
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003B 0.030%, 02/15/2038	1,000	1,000
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003E 0.030%, 02/15/2038	17,415	17,415
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003F 0.030%, 02/15/2038	4,555	4,555
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC) 0.040%, 04/01/2048	7,200	7,200
		31,685

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Washington – 5.6%
Port of Tacoma, Subordinate Lien Revenue Bonds, Series 2008B (LOC: Bank of America) 0.030%, 12/01/2044	$20,000	$20,000
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank) 0.040%, 10/01/2030	4,430	4,430
Washington State Housing Finance Commission, The Overlake School Project, Series 2003 (LOC: Wells Fargo Bank) 0.040%, 10/01/2029	3,420	3,420
		27,850
Total Variable Rate Demand Notes (Cost $314,100)		314,100

Non-Financial Company Commercial Paper – 21.7%
California Educational Facilities Authority, Stanford University, Series S-3 0.200%, 08/16/2021	19,500	19,500
Montgomery County, Maryland, Liquidity agreement with State Street Bank 0.080%, 05/05/2021	10,500	10,500
New Jersey Educational Facilities Authority 0.110%, 05/06/2021	14,000	14,000
Texas A&M University 0.180%, 05/20/2021	20,000	20,000
Texas Technical University 0.150%, 04/05/2021	17,538	17,538
University of Minnesota 0.080%, 05/12/2021	8,000	8,000
0.080%, 05/12/2021	12,003	12,003
University of Texas System 0.130%, 05/07/2021	5,835	5,835
Total Non-Financial Company Commercial Paper (Cost $107,376)		107,376

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Municipal Securities – 14.8%
Belmont County, Ohio, Various Purpose Refunding General Obligation Bonds and Anticipation Notes, Series 2020 1.000%, 08/25/2021	$3,005	$3,016
Bergen County, New Jersey, Bond Anticipation Notes 2.000%, 11/10/2021	7,000	7,083
City of Euclid, Ohio, General Obligation Various Purpose Improvement Bond Anticipation Notes, Series 2020 2.250%, 04/29/2021	1,175	1,176
City of Lawrence, Kansas, General Obligation Temporary Notes, Series 2019-I 2.000%, 05/01/2021	1,995	1,995
City of Sharonville, Ohio, Series 2020 1.000%, 06/24/2021	2,000	2,004
City of Tiffin, Ohio Street Improvement, Series 2020 1.000%, 06/17/2021	790	792
County of Bergen, New Jersey, General Obligation Bonds, Series 2020
2.000%, 06/10/2021	8,000	8,036
County Square Redevelopment Corporation, Greenville County, South Carolina Project, Series 2021 2.000%, 03/03/2022 ★	4,000	4,074
Fairfax County Water Authority, Series 2017 5.000%, 04/01/2021	4,350	4,364
Lorain City, Ohio Streetscape Improvement, Series 2020 1.250%, 06/17/2021	935	937

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	35

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Madison Metropolitan School District, Dane County, Wisconsin, Series 2020 2.000%, 09/02/2021	$10,000	$10,089
Olmsted Falls City, Ohio, Bond Anticipation Notes, Series 2020 1.000%, 06/10/2021	1,385	1,387
School District of Oconee County, South Carolina General Obligation Bonds, Series 2020 5.000%, 03/01/2021	7,500	7,500
State of Texas, Tax and Revenue Anticipation Notes, Series 2020 4.000%, 08/26/2021	20,000	20,371
Total Other Municipal Securities (Cost $72,824)		72,824
Total Investments – 100.1% (Cost $494,300)		494,300
Other Assets and Liabilities, Net – (0.1)%		(422)
Total Net Assets – 100.0%		$493,878

Retail Tax Free Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
«	Security purchased on a when-issued basis. On February 28, 2021, the total cost of investments purchased on a when-issued basis was $4,074 or 0.8% of total net assets.
Investment Abbreviations:
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 62.2%
U.S. Treasury Bills €
0.089%, 03/04/2021	$400,000	$399,997
0.063%, 03/09/2021	300,000	299,996
0.096%, 03/11/2021	525,000	524,986
0.071%, 03/16/2021	550,000	549,984
0.087%, 03/18/2021	400,000	399,984
0.035%, 03/23/2021	600,000	599,987
0.099%, 03/25/2021	525,000	524,966
0.055%, 03/30/2021	350,000	349,981
0.100%, 04/01/2021	450,000	449,962
0.056%, 04/06/2021	50,000	49,997
0.093%, 04/08/2021	500,000	499,952
0.050%, 04/13/2021	250,000	249,985
0.099%, 04/15/2021	225,000	224,973
0.040%, 04/20/2021	450,000	449,975
0.091%, 04/22/2021	420,000	419,945
0.046%, 04/27/2021	325,000	324,967
0.082%, 04/29/2021	400,000	399,947
0.091%, 05/04/2021	50,000	49,992
0.111%, 05/06/2021	100,000	99,980
0.084%, 05/11/2021	200,000	199,967
0.032%, 05/18/2021	150,000	149,990
0.070%, 05/20/2021	845,000	844,870
0.076%, 05/25/2021	50,000	49,991
0.031%, 05/27/2021	300,000	299,978
0.027%, 06/03/2021	700,000	699,894
0.094%, 06/10/2021	350,000	349,909
0.090%, 06/17/2021	1,225,000	1,224,674
0.089%, 06/22/2021	50,000	49,986
0.088%, 06/24/2021	200,000	199,944
0.069%, 06/29/2021	450,000	449,899
0.094%, 07/08/2021	100,000	99,967
0.051%, 07/13/2021	575,000	574,892
0.124%, 07/15/2021	100,000	99,954
0.052%, 07/20/2021	175,000	174,965
0.094%, 07/22/2021	100,000	99,963
0.084%, 07/29/2021	100,000	99,966
0.128%, 08/12/2021	75,000	74,957
0.049%, 08/26/2021	350,000	349,915
0.053%, 09/02/2021«	225,000	224,933
0.108%, 12/02/2021	150,000	149,877
0.104%, 12/30/2021	100,000	99,913
0.102%, 01/27/2022	25,000	24,977
U.S. Treasury Notes
2.375%, 03/15/2021	150,000	150,119
1.250%, 03/31/2021	100,000	100,056
0.169% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 Δ	475,000	474,985
1.125%, 06/30/2021	100,000	100,308

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
1.625%, 06/30/2021	$50,000	$50,237
2.125%, 06/30/2021	25,000	25,160
2.625%, 07/15/2021	285,000	287,649
0.250% (3 Month U.S. Treasury Money Market Yield + 0.220%), 07/31/2021 Δ	455,000	454,998
1.500%, 08/31/2021	65,000	65,445
2.000%, 08/31/2021	70,000	70,652
2.750%, 09/15/2021	50,000	50,707
1.500%, 09/30/2021	135,000	136,081
2.125%, 09/30/2021	110,000	111,278
2.875%, 10/15/2021	25,000	25,427
0.330% (3 Month U.S. Treasury Money Market Yield + 0.300%), 10/31/2021 Δ	375,000	375,192
1.500%, 11/30/2021	305,000	308,147
1.875%, 11/30/2021	250,000	253,297
1.625%, 12/31/2021	50,000	50,628
2.000%, 12/31/2021	225,000	228,540
0.184% (3 Month U.S. Treasury Money Market Yield + 0.154%), 01/31/2022 Δ	525,000	525,211
1.875%, 01/31/2022	50,000	50,818
0.144% (3 Month U.S. Treasury Money Market Yield + 0.114%), 04/30/2022 Δ	690,000	690,357
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 07/31/2022 Δ	640,000	639,995
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 Δ	765,000	765,037
0.079% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 Δ	550,000	550,099
Total U.S. Treasury Debt (Cost $20,003,360)		20,003,360

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	37

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 41.1%
Bank of America Securities Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
Bank of Montreal
0.090%, dated 01/15/2021, matures 0316/2021, repurchase price $100,015 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $713,888 (collateralized by U.S. Treasury obligations: Total market value $728,164)	713,886	713,886
Barclays Capital Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.070%, dated 02/02/2021, matures 03/02/2021, repurchase price $150,008 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.050%, dated 02/04/2021, matures 03/04/2021, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
0.070%, dated 02/04/2021, matures 03/04/2021, repurchase price $150,008 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.040%, dated 02/05/2021, matures 03/05/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $300,009 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.030%, dated 02/22/2021, matures 03/22/2021, repurchase price $200,005 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
BNP Paribas SA
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $110,000 (collateralized by U.S. Treasury obligations: Total market value $112,200)	$110,000	$110,000
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $450,001 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
0.090%, dated 01/07/2021, matures 03/08/2021, repurchase price $300,045 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.090%, dated 01/08/2021, matures 03/09/2021, repurchase price $200,030 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.090%, dated 01/15/2021, matures 03/15/2021, repurchase price $225,033 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000
0.090%, dated 01/15/2021, matures 03/16/2021, repurchase price $365,055 (collateralized by U.S. Treasury obligations: Total market value $372,300)	365,000	365,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.040%, dated 02/22/2021, matures 04/22/2021, repurchase price $200,013 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
Canadian Imperial Bank of Commerce
0.090%, dated 12/02/2020, matures 03/02/2021, repurchase price $125,028 (collateralized by U.S. Treasury obligations: Total market value $127,528)	125,000	125,000
0.030%, dated 2/26/2021, matures 03/05/2021, repurchase price $100,001 * ∞	100,000	100,000
0.040%, dated 02/16/2021, matures 03/18/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,002)	150,000	150,000
0.050%, dated 02/08/2021, matures 03/18/2021, repurchase price $200,011 (collateralized by U.S. Treasury obligations: Total market value $204,006)	200,000	200,000
0.070%, dated 01/28/2021, matures 03/18/2021, repurchase price $300,029 (collateralized by U.S. Treasury obligations: Total market value $306,019)	300,000	300,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	39

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.080%, dated 01/25/2021, matures 03/18/2021, repurchase price $150,017 (collateralized by U.S. Treasury obligations: Total market value $153,012)	$150,000	$150,000
0.050%, dated 02/12/2021, matures 04/12/2021, repurchase price $101,008 (collateralized by U.S. Treasury obligations: Total market value $103,023)	101,000	101,000
Credit Agricole Corporate &
Investment Bank
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $340,961 (collateralized by U.S. Treasury obligations: Total market value $347,780)	340,961	340,961
0.050%, dated 02/04/2021, matures 03/04/2021, repurchase price $300,012 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.030%, dated 02/19/2021, matures 03/19/2021, repurchase price $200,005 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.030%, dated 02/22/2021, matures 03/22/2021, repurchase price $200,005 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
0.030%, dated 02/25/2021, matures 03/25/2021, repurchase price $275,006 (collateralized by U.S. Treasury obligations: Total market value $280,500)	275,000	275,000
Fixed Income Clearing Corp
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $225,000 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $500,000 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,168)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $800,001 (collateralized by U.S. Treasury obligations: Total market value $816,000)	$800,000	$800,000
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,079)	400,000	400,000
HSBC Securities (USA) Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
ING Financial Markets LLC
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $300,008 (collateralized by U.S. Treasury obligations: Total market value $306,130)	$300,008	$300,008
0.030%, dated 02/22/2021, matures 03/01/2021, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
0.030%, dated 02/25/2021, matures 03/04/2021, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
0.020%, dated 02/26/2021, matures 03/05/2021, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
JP Morgan Securities, LLC
0.020%, dated 02/26/2021, matures 03/01/2021, repurchase price $300,001 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	41

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.030% (SOFR + 0.010%), dated 02/26/2021, matures 03/28/2021, repurchase price $75,002 (collateralized by U.S. Treasury obligations: Total market value $76,503) Δ ∞	$75,000	$75,000
MUFG Securities Americas Inc.
0.050%, dated 02/05/2021, matures 03/08/2021, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
MUFG Securities Canada Ltd.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $100,003 (collateralized by U.S. Treasury obligations: Total market value $102,002)	100,000	100,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.090%, dated 01/07/2021, matures 03/08/2021, repurchase price $200,030 (collateralized by U.S. Treasury obligations: Total market value $204,027)	$200,000	$200,000
RBC Dominion
Securities Inc.
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.020%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.060%, dated 02/04/2021, matures 03/04/2021, repurchase price $150,007 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.040%, dated 02/08/2021, matures 03/08/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

42	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
0.040%, dated 02/05/2021, matures 03/05/2021, repurchase price $150,005 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
0.080%, dated 12/14/2020, matures 03/15/2021, repurchase price $175,035 (collateralized by U.S. Treasury obligations: Total market value $178,500)	175,000	175,000
0.080%, dated 12/15/2020, matures 03/16/2021, repurchase price $225,046 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000
0.040%, dated 02/26/2021, matures 03/31/2021, repurchase price $150,006 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.050%, dated 02/10/2021, matures 04/12/2021, repurchase price $150,013 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.050%, dated 02/12/2021, matures 04/12/2021, repurchase price $250,020 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Royal Bank of Canada/NY
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.030%, dated 02/19/2021, matures 03/19/2021, repurchase price $100,002 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.030%, dated 02/22/2021, matures 03/24/2021, repurchase price $400,010 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
0.050%, dated 02/04/2021, matures 04/05/2021, repurchase price $150,013 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
0.050%, dated 02/05/2021, matures 04/05/2021, repurchase price $150,012 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	43

Schedule of Investments	February 28, 2021 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇

Societe Generale SA
0.010%, dated 02/26/2021, matures 03/01/2021, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
0.030%, dated 02/23/2021, matures 03/02/2021, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Total U.S. Treasury Repurchase Agreements (Cost $13,205,855)		13,205,855

Total Investments – 103.3% (Cost $33,209,215)		33,209,215

Other Assets and Liabilities, Net – (3.3)%		(1,064,404)

Total Net Assets – 100.0%		$32,144,811

Treasury Obligations Fund

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
€	Rate shown is the annualized yield as of February 28, 2021.
«	Security purchased on a when-issued basis. On February 28, 2021, the total cost of investments purchased on a when-issued basis was $224,933 or 0.7% of total net assets.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2021.
*	This repurchase agreement was entered into on a forward basis, with the purchase date and delivery of collateral scheduled for March 1, 2021.
∞	Illiquid Security – A security may be considered
illiquid if it lacks a readily available market. As of
February 28, 2021, the value of these investments
was $175,000 or 0.5% of total net assets. See note
2 in Notes to Financial Statements.

Investment Abbreviation:
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

44	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 106.9%
U.S. Treasury Bills €
0.082%, 03/02/2021	$257,748	$257,747
0.123%, 03/04/2021	15,000	15,000
0.086%, 03/09/2021	205,000	204,996
0.124%, 03/11/2021	25,000	24,999
0.077%, 03/16/2021	150,000	149,995
0.039%, 03/18/2021	30,000	29,999
0.052%, 03/23/2021	278,060	278,051
0.126%, 03/25/2021	90,000	89,993
0.035%, 03/30/2021	170,959	170,951
0.022%, 04/01/2021	25,000	25,000
0.060%, 04/06/2021	170,413	170,403
0.086%, 04/08/2021	138,443	138,431
0.068%, 04/13/2021	162,073	162,060
0.067%, 04/15/2021	68,458	68,452
0.074%, 04/20/2021	371,487	371,449
0.085%, 04/27/2021	100,000	99,993
0.079%, 04/29/2021	50,000	49,994
0.085%, 05/04/2021	175,000	174,974
0.054%, 05/06/2021	85,000	84,992
0.054%, 05/13/2021	108,651	108,639
0.053%, 05/18/2021	135,000	134,981
0.060%, 05/20/2021	155,000	154,980
0.087%, 06/08/2021	125,000	124,971
0.092%, 06/17/2021	15,000	14,996
0.080%, 06/29/2021	25,000	24,993
0.099%, 07/01/2021	10,000	9,997
0.051%, 07/06/2021	50,000	49,991
0.123%, 08/12/2021	15,000	14,992
0.054%, 08/26/2021	45,000	44,988
0.099%, 12/30/2021	10,000	9,992
U.S. Treasury Notes
0.169% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 Δ	73,000	72,997
0.250% (3 Month U.S. Treasury Money Market Yield + 0.220%), 07/31/2021 Δ	74,000	74,000
2.000%, 08/31/2021	10,940	11,042
0.330% (3 Month U.S. Treasury Money Market Yield + 0.300%), 10/31/2021 Δ	90,000	90,055
1.750%, 11/30/2021	5,000	5,060
1.875%, 11/30/2021	5,000	5,066
0.184% (3 Month U.S. Treasury Money Market Yield + 0.154%), 01/31/2022 Δ	80,426	80,488
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
0.144% (3 Month U.S. Treasury Money Market Yield + 0.114%), 04/30/2022 Δ	$123,347	$123,408
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 07/31/2022 Δ	85,383	85,390
0.085% (3 Month U.S. Treasury Money Market Yield + 0.055%), 10/31/2022 Δ	63,906	63,912
0.079% (3 Month U.S. Treasury Money Market Yield + 0.049%), 01/31/2023 Δ	12,724	12,727

Total U.S. Treasury Debt (Cost $3,885,144)		3,885,144

Total Investments – 106.9% (Cost $3,885,144)		3,885,144

Other Assets and Liabilities, Net – (6.9)%		(249,792)

Total Net Assets – 100.0%		$3,635,352

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
€	Rate shown is the annualized yield as of February 28, 2021.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2021.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	45

Statements of Assets and Liabilities	February 28, 2021 (unaudited), all dollars are rounded to thousands (000), except per share data

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$57,260,438	$568,897	$1,402,370	$494,300	$20,003,360	$3,885,144
Repurchase agreements, at cost	22,022,452	391,828	1,005,879	—	13,205,855	—
ASSETS:
Investments, in securities, at value	$57,260,438	$568,962	$1,402,370	$494,300	$20,003,360	$3,885,144
Repurchase agreements, at value	22,022,452	391,828	1,005,879	—	13,205,855	—
Cash	—	—	1	8	—	1
Receivable for investment securities sold	—	—	—	2,550	—	—
Receivable for interest	17,664	148	311	1,054	11,707	249
Receivable for capital shares sold	3	—	109	—	—	7
Prepaid directors’ retainer	49	10	9	7	29	10
Prepaid expenses and other assets	1,605	86	158	92	757	178
Total assets	79,302,211	961,034	2,408,837	498,011	33,221,708	3,885,589
LIABILITIES:
Over-issued shares (notes 8 & 9)	11,723,308	—	—	—	—	—
Dividends payable	1,210	26	12	2	622	12
Distributions payable to holders of over-issued shares (notes 8 & 9)	305	—	—	—	—	—
Payable for investments purchased	1,849,780	—	—	4,074	1,074,863	249,987
Payable for capital shares redeemed	—	—	73	—	—	—
Payable to affiliates (note 3)	4,335	94	339	31	1,374	211
Payable for distribution and shareholder services	—	—	—	—	—	—
Accrued expenses and other liabilities	90	30	30	26	38	27
Total liabilities	13,579,028	150	454	4,133	1,076,897	250,237
Net assets	$65,723,183	$960,884	$2,408,383	$493,878	$32,144,811	$3,635,352
COMPOSITION OF NET ASSETS:
Portfolio capital	$65,722,827	$960,820	$2,408,381	$493,888	$32,144,817	$3,635,306
Total distributable earnings (losses)	356	64	2	(10)	(6)	46
Net assets	$65,723,183	$960,884	$2,408,383	$493,878	$32,144,811	$3,635,352
Class A:
Net assets	$247,505	$—	$355,453	$60,372	$223,982	$42,905
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	247,502	—	355,453	60,371	223,986	42,895
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,575,086	$—	$—	$—	$1,759,028	$69,090
Shares issued and outstanding
$0.01 par value – 20 billion authorized per fund)	3,575,051	—	—	—	1,759,044	69,086
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

46	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class P:
Net assets	$3,434,537	$—	$—	$—	$4,543,029	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,434,532	—	—	—	4,543,027	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$1,384,990	$72,761	$1,524,177	$351,220	$460,547	$80,300
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	1,384,989	72,755	1,524,177	351,221	460,546	80,306
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class U:
Net assets	$5,333,435	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	5,333,396	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$2,105,999	$39,941	$21,320	$26,517	$747,128	$172,333
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,105,976	39,937	21,320	26,516	747,132	172,323
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$19,999,862	$—	$25,300	$—	$9,320,032	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	19,999,730	—	25,300	—	9,320,031	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$9,641,578	$220,352	$3,617	$11,110	$2,766,936	$578,412
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,641,467	220,323	3,616	11,103	2,766,966	578,331
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$$20,000,191	$627,830	$478,516	$44,659	$12,324,129	$2,692,312
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	19,999,938	627,806	478,515	44,656	12,324,175	2,692,279
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

*	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.
**	20 billion shares were authorized for Retail Prime Obligations Fund

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2021 SEMIANNUAL REPORT	47

Statements of Operations	For the six-month period ended February 28, 2021 (unaudited), all dollars are rounded to thousands (000)

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
INVESTMENT INCOME:
Interest income	$52,816	$1,098	$2,738
Total investment income	52,816	1,098	2,738
EXPENSES (note 1 and note 3):
Investment advisory fees	38,501	530	1,244
Administration fees and expenses	43,761	634	1,536
Transfer agent fees and expenses	312	22	59
Custodian fees	1,453	20	47
Legal fees	67	14	15
Audit fees	69	14	16
Registration fees	1,193	23	37
Postage and printing fees	74	15	18
Directors’ fees	252	53	57
Distributions to holders of over-issued shares (notes 8 & 9)	2,487	—	—
Other expenses	286	60	39
Distribution and shareholder servicing (12b-1) fees:
Class A	366	—	501
Class D	2,504	—	—
Shareholder servicing (non 12b-1) fees:
Class A	366	—	501
Class D	4,174	—	—
Class T	919	71	993
Class V	940	17	15
Class Y	11,973	320	634
Total expenses	109,697	1,793	5,712
Less: Fee waivers (note 3)	(66,453)	(941)	(3,108)
Total net expenses	43,244	852	2,604
Investment income – net	9,572	246	134
Net gain on investments	270	—	—
Net change in unrealized appreciation (depreciation) on investments	—	(152)	—
Net increase in net assets resulting from operations	$9,842	$94	$134

48	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME :
Interest income	$454	$19,515	$2,108
Total investment income	454	19,515	2,108
EXPENSES (note 1 and note 3) :
Investment advisory fees	262	14,360	1,656
Administration fees and expenses	322	16,302	1,890
Transfer agent fees and expenses	17	132	32
Custodian fees	10	545	63
Legal fees	15	33	16
Audit fees	14	33	16
Registration fees	33	675	114
Postage and printing fees	15	35	16
Directors’ fees	53	123	58
Other expenses	29	125	56
Distribution and shareholder servicing (12b-1) fees:
Class A	77	213	52
Class D	—	1,274	53
Shareholder servicing (non 12b-1) fees:
Class A	77	213	52
Class D	—	2,123	88
Class T	263	299	55
Class V	9	361	75
Class Y	179	3,418	813
Total expenses	1,375	40,264	5,105
Less: Fee waivers (note 3)	(937)	(25,029)	(3,083)
Total net expenses	438	15,235	2,022
Investment income – net	16	4,280	86
Net gain on investments	—	71	13
Net change in unrealized appreciation (depreciation) on investments	—	—	—
Net increase in net assets resulting from operations	$16	$4,351	$99

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	49

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2021 (unaudited) (as restated, note 9)	Year Ended 8/31/2020 (as restated, note 9)	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020
OPERATIONS:
Investment income – net	$9,572	$420,297	$246	$12,957	$134	$23,632
Net realized gain on investments	270	203	—	3	—	2
Net change in unrealized appreciation (depreciation) on investments	—	—	(152)	210	—	—
Net increase in net assets resulting from operations	9,842	420,500	94	13,170	134	23,634
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(9)	(1,375)	—	—	(12)	(3,800)
Class D	(104)	(21,083)	—	—	—	—
Class P	(317)	(9,672)	—	—	—	—
Class T	(30)	—	(2)	(701)	(30)	—
Class U	(1,225)	(26,147)	—	—	—	—
Class V	(58)	(19,868)	(1)	(348)	(1)	(518)
Class X	(4,494)	(88,542)	—	—	(12)	(1,075)
Class Y	(298)	(74,481)	(8)	(2,979)	(15)	(11,913)
Class Z	(3,131)	(179,501)	(235)	(8,932)	(64)	(6,326)
Total distributions	(9,666)	(420,669)	(246)	(12,960)	(134)	(23,632)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1): [1]
Class A:
Proceeds from sales	408,699	671,021	—	—	61,586	370,212
Reinvestment of distributions	2	451	—	—	10	3,732
Payments for redemptions	(433,019)	(638,179)	—	—	(173,430)	(413,749)
Increase (decrease) in net assets from Class A transactions	(24,318)	33,293	—	—	(111,834)	(39,805)
Class D:
Proceeds from sales	3,219,725	7,342,786	—	—	—	—
Reinvestment of distributions	—	—	—	—	—
Payments for redemptions	(3,117,977)	(7,425,109)	—	—	—
Increase (decrease) in net assets from Class D transactions	101,748	(82,323)	—	—	—	—
Class P:
Proceeds from sales	5,195,211	6,500,764	—	—	—	—
Reinvestment of distributions	11	106	—	—	—	—
Payments for redemptions	(2,655,711)	(7,691,544)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	2,539,511	(1,190,674)	—	—	—	—

50	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2021 (unaudited) (as restated, note 9)	Year Ended 8/31/2020 (as restated, note 9)	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020
Class T:
Proceeds from sales	1,967,973	—	178,254	251,676	2,062,598	—
Reinvestment of distributions	—	—	—	6	—	—
Payments for redemptions	(582,984)	—	(169,650)	(269,952)	(538,428)	–
Increase (decrease) in net assets from Class T transactions	1,384,989	—	8,604	(18,270)	1,524,170	—
Class U:
Proceeds from sales	16,220,335	25,678,146	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(15,788,186)	(24,317,314)	—	—	—	—
Increase in net assets from Class U transactions	432,149	1,360,832	—	—	—	—
Class V:
Proceeds from sales	3,845,076	16,209,430	47,941	98,331	8,808	58,677
Reinvestment of distributions	2	925	—	6	—	—
Payments for redemptions	(3,775,250)	(16,488,623)	(35,554)	(176,425)	(16,937)	(75,038)
Increase (decrease) in net assets from Class V transactions	69,828	(278,268)	12,387	(78,088)	(8,129)	(16,361)
Class X:
Proceeds from sales	27,083,251	83,695,632	—	—	16,652	76,460
Reinvestment of distributions	1,886	22,634	—	—	5	43
Payments for redemptions	(26,075,322)	(74,596,561)	—	—	(22,949)	(257,782)
Increase (decrease) in net assets from Class X transactions	1,009,815	9,121,705	—	—	(6,292)	(181,279)
Class Y:
Proceeds from sales	12,066,280	30,119,343	471,458	1,042,694	195,584	1,436,170
Reinvestment of distributions	22	7,383	—	21	—	—
Payments for redemptions	(12,562,142)	(29,950,995)	(568,371)	(1,062,557)	(1,634,438)	(1,343,940)
Increase (decrease) in net assets from Class Y transactions	(495,840)	175,731	(96,913)	(19,842)	(1,438,854)	92,230
Class Z:
Proceeds from sales	321,843	90,808,675	1,548,931	4,882,614	494,391	1,051,330
Reinvestment of distributions	348	17,804	10	229	22	1,173
Payments for redemptions	(322,204)	(89,162,013)	(1,580,095)	(4,970,214)	(589,139)	(1,053,814)
Increase (decrease) in net assets from Class Z transactions	(13)	1,664,466	(31,154)	(87,371)	(94,726)	(1,311)
Increase (decrease) in net assets from capital share transactions	5,017,869	10,804,762	(107,076)	(203,571)	(135,665)	(146,526)
Total increase (decrease) in net assets	5,018,045	10,804,593	(107,228)	(203,361)	(135,665)	(146,524)
Net assets at beginning of the period	60,705,138	49,900,545	1,068,112	1,271,473	2,544,048	2,690,572
Net assets at end of the period	$$65,723,183	$60,705,138	$960,884	$1,068,112	$2,408,383	$2,544,048

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	51

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020
OPERATIONS:
Investment income – net	$16	$2,770	$4,280	$126,869	$86	$17,826
Net realized gain (loss) on investments	—	(1)	71	(79)	13	262
Net increase in net assets resulting from operations	16	2,769	4,351	126,790	99	18,088
DISTRIBUTIONS TO SHAREHOLDERS (note 1) :
Class A	(2)	(125)	(5)	(1,407)	(3)	(203)
Class D	—	—	(51)	(8,591)	(7)	(261)
Class P	—	—	(193)	(5,170)	—	—
Class T	(8)	—	(9)	—	(6)	—
Class V	(1)	(79)	(22)	(4,740)	(10)	(1,007)
Class X	—	—	(2,118)	(30,493)	—	—
Class Y	(4)	(2,115)	(82)	(18,394)	(40)	(4,096)
Class Z	(1)	(451)	(1,800)	(58,091)	(255)	(12,290)
Total distributions	(16)	(2,770)	(4,280)	(126,886)	(321)	(17,857)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	16,283	79,865	232,404	573,682	39,558	1,419,966
Reinvestment of distributions	—	10	1	181	—	46
Payments for redemptions	(19,173)	(47,694)	(183,996)	(644,301)	(33,894)	(1,428,432)
Increase (decrease) in net assets from Class A transactions	(2,890)	32,181	48,409	(70,438)	5,664	(8,420)
Class D:
Proceeds from sales	—	—	1,604,793	4,163,560	226,176	561,931
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(1,874,573)	(3,502,419)	(221,207)	(530,155)
Increase (decrease) in net assets from Class D transactions	—	—	(269,780)	661,141	4,969	31,776
Class P:
Proceeds from sales	—	—	5,853,611	2,705,873	—	—
Reinvestment of distributions	—	—	11	116	—	—
Payments for redemptions	—	—	(1,405,141)	(3,532,553)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	4,448,481	(826,564)	—	—

52	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020	Six-Month Period Ended 2/28/2021 (unaudited)	Year Ended 8/31/2020
Class T:
Proceeds from sales	590,396	—	710,001	—	120,364	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(239,175)	—	(249,455)	—	(40,058)	—
Increase in net assets from Class T transactions	351,221	—	460,546	—	80,306	—
Class V:
Proceeds from sales	85,043	212,381	16,007,383	6,542,555	283,908	776,565
Reinvestment of distributions	—	—	—	73	2	322
Payments for redemptions	(71,633)	(200,057)	(15,917,731)	(6,361,911)	(205,633)	(789,091)
Increase (decrease) in net assets from Class V transactions	13,410	12,324	89,652	180,717	78,277	(12,204)
Class X:
Proceeds from sales	—	—	35,293,313	42,151,927	—	—
Reinvestment of distributions	—	—	1,361	9,095	—	—
Payments for redemptions	—	—	(33,430,792)	(37,595,689)	—	—
Increase in net assets from Class X transactions	—	—	1,863,882	4,565,333	—	—
Class Y:
Proceeds from sales	120,709	624,967	6,388,177	17,351,521	1,087,831	3,602,710
Reinvestment of distributions	—	—	11	2,778	3	244
Payments for redemptions	(493,687)	(574,546)	(6,877,143)	(16,537,575)	(1,305,184)	(3,405,514)
Increase (decrease) in net assets from Class Y transactions	(372,978)	50,421	(488,955)	816,724	(217,350)	197,440
Class Z:
Proceeds from sales	62,925	102,312	33,677,516	46,080,924	4,749,944	12,364,943
Reinvestment of distributions	—	1	574	18,606	7	332
Payments for redemptions	(47,812)	(122,413)	(33,608,546)	(40,491,007)	(4,156,653)	(11,047,603)
Increase (decrease) in net assets from Class Z transactions	15,113	(20,100)	69,544	5,608,523	593,298	1,317,672
Increase in net assets from capital share transactions	3,876	74,826	6,221,779	10,935,436	545,164	1,526,264
Total increase in net assets	3,876	74,825	6,221,850	10,935,340	544,942	1,526,495
Net assets at beginning of the period	490,002	415,177	25,922,961	14,987,621	3,090,410	1,563,915
Net assets at end of the period	$493,878	$490,002	$32,144,811	$25,922,961	$3,635,352	$3,090,410

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class A
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.08
Class T
2021[5]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
Class U
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[6]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06

54	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class X
2021[1,7]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[8]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.0002		(0.000)[2]	—	1.00	0.01
Class Z
2021[1,7]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.02%
2020[7]	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14

[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

[7]	As restated, note 9.

[8]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2021[1]	$247,505	0.13%	0.01%	0.77%	(0.63)%
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
Class D
2021[1]	$3,575,086	0.13%	0.01%	0.62%	(0.48)%
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
Class P
2021[1]	$3,434,537	0.09%	0.04%	0.22%	(0.09)%
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2021[5]	$1,384,990	0.12%	0.01%	0.42%	(0.29)%
Class U
2021[1]	$5,333,435	0.09%	0.05%	0.22%	(0.08)%
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
2018[6]	125,744	0.12	1.72	0.24	1.60
Class V
2021[1]	$2,105,999	0.13%	0.01%	0.32%	(0.18)%
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)

56	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2021[1,7]	$19,999,862	0.13%	0.05%	0.29%	(0.12)%
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
2016[8]	678,224	0.14	0.28	0.24	0.18
Class Y
2021[1]	$9,641,578	0.13%	0.01%	0.47%	(0.33)%
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
Class Z
2021[1,7]	$20,000,191	0.17%	0.03%	0.34%	(0.14)%
2020	20,000,138	0.28	0.91	0.35	0.84
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[7]	As restated, note 9.
[8]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*
Class T
2021[1]	$ 1.0002	$ 0.0000	[2]	$ (0.0000)[2]	$ (0.0001)	$ —	$ 1.0001	(0.01)%
2020	1.0000	0.0088		(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211		(0.0211)	(0.0001)	—	1.0000	2.12
2018	1.0000	0.0134		(0.0134)	0.0001	—	1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000 [2]	(0.0000)[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—	—	1.00	0.05
Class V
2021[1]	$ 1.0003	$ 0.0000	[2]	$ (0.0000)[2]	$ (0.0002)	$ —	$ 1.0001	(0.02)%
2020	1.0000	0.0096		(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221		(0.0221)	(0.0001)	—	1.0000	2.23
2018	1.0000	0.0144		(0.0144)	0.0001	—	1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.00002	(0.0000)[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—	—	1.00	0.12
Class Y
2021[1]	$ 1.0003	$ 0.0000	[2]	$ (0.0000)[2]	$ (0.0002)	$ —	$ 1.0001	(0.02)%
2020	1.0001	0.0084		(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206		(0.0206)	(0.0000)[2]	—	1.0001	2.08
2018	1.0000	0.0129		(0.0129)	0.0001	—	1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000 [2]	(0.0000)[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—	—	1.00	0.03
Class Z
2021[1]	$ 1.0002	$ 0.0003		$ (0.0003)	$ (0.0002)	$ —	$ 1.0000	0.01%
2020	1.0000	0.0111		(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238		(0.0238)	(0.0001)	—	1.0000	2.39
2018	1.0000	0.0159		(0.0159)	0.0001	—	1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000 [2]	(0.0000)[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—	—	1.00	0.21

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

58	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2021[1]	$72,761	0.20%	0.01%	0.46%	(0.25)%
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
Class V
2021[1]	$39,941	0.20%	0.01%	0.36%	(0.15)%
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
Class Y
2021[1]	$220,352	0.20%	0.01%	0.51%	(0.30)%
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
Class Z
2021[1]	$627,830	0.14%	0.07%	0.26%	(0.05)%
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class A
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.008		(0.008)	1.00	0.75
2019	1.00	0.019		(0.019)	1.00	1.95
2018	1.00	0.010		(0.010)	1.00	1.03
2017	1.00	0.003		(0.003)	1.00	0.26
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00 [2]
Class T
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.009		(0.009)	1.00	0.91
2019	1.00	0.021		(0.021)	1.00	2.14
2018	1.00	0.014		(0.014)	1.00	1.39
2017	1.00	0.006		(0.006)	1.00	0.60
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.010		(0.010)	1.00	1.00
2019	1.00	0.022		(0.022)	1.00	2.24
2018	1.00	0.015		(0.015)	1.00	1.49
2017	1.00	0.007		(0.007)	1.00	0.70
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.04%
2020	1.00	0.012		(0.012)	1.00	1.15
2019	1.00	0.024		(0.024)	1.00	2.40
2018	1.00	0.016		(0.016)	1.00	1.65
2017[5]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.009		(0.009)	1.00	0.87
2019	1.00	0.021		(0.021)	1.00	2.09
2018	1.00	0.013		(0.013)	1.00	1.34
2017	1.00	0.006		(0.006)	1.00	0.55
2016[4]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.011		(0.011)	1.00	1.09
2019	1.00	0.023		(0.023)	1.00	2.34
2018	1.00	0.016		(0.016)	1.00	1.59
2017	1.00	0.008		(0.008)	1.00	0.80
2016[4]	1.00	0.001		(0.001)	1.00	0.05

[1]	For the six-month period ended February 28, 2021 (unaudited), all ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2021[1]	$355,453	0.22%	0.01%	0.79%	(0.56)%
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
2016[4]	831,019	0.60	0.02	0.84	(0.22)
Class T
2021[1]	$1,524,177	0.20%	0.01%	0.44%	(0.23)%
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
2016[4]	7	0.39	0.23	0.45	0.17
Class V
2021[1]	$21,320	0.21%	0.01%	0.34%	(0.12)%
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
2016[4]	10	0.30	0.33	0.42	0.21
Class X
2021[1]	$25,300	0.14%	0.08%	0.24%	(0.02)%
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
2017[5]	29,731	0.14	0.95	0.26	0.83
Class Y
2021[1]	$3,617	0.24%	0.01%	0.49%	(0.24)%
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
2016[4]	925,567	0.45	0.17	0.54	0.08
Class Z
2021[1]	$478,516	0.20%	0.02%	0.24%	(0.02)%
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
2016[4]	48,335	0.20	0.41	0.29	0.32
[1]	For the six-month period ended February 28, 2021 (unaudited), all ratios for the period have been annualized, except total return.
[4]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund*
Class A
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.004		(0.004)	1.00	0.41
2019	1.00	0.009		(0.009)	1.00	0.85
2018	1.00	0.005		(0.005)	1.00	0.47
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
Class T
2021[4]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
Class V
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.007		(0.007)	1.00	0.72
2019	1.00	0.013		(0.013)	1.00	1.31
2018	1.00	0.009		(0.009)	1.00	0.92
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
Class Y
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.006		(0.006)	1.00	0.61
2019	1.00	0.012		(0.012)	1.00	1.16
2018	1.00	0.008		(0.008)	1.00	0.77
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00 [2]
Class Z
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$1.00	0.00%[2]
2020	1.00	0.008		(0.008)	1.00	0.81
2019	1.00	0.014		(0.014)	1.00	1.41
2018	1.00	0.010		(0.010)	1.00	1.02
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2021 (unaudited), all ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

62	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2021[1]	$60,372	0.17%	0.01%	0.84%	(0.66)%
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
Class T
2021[4]	$351,220	0.16%	0.01%	0.49%	(0.32)%
Class V
2021[1]	26,517	0.16%	0.01%	0.39%	(0.22)%
2020	$13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
Class Y
2021[1]	$11,110	0.19%	0.01%	0.54%	(0.34)%
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
Class Z
2021[1]	$44,659	0.16%	0.01%	0.29%	(0.12)%
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2021 (unaudited), all ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class A
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.00%[2]
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00 [2]
Class D
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.00%[2]
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00 [2]
Class P
2021[1]	$1.00	$0.002		$(0.002)	$—	$1.00	0.02%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[4]	1.00	0.011		(0.011)	—	1.00	1.07
Class T
2021[5]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.00%[2]
Class V
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.00%[2]
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05

64	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Class X
2021[1]	$1.00	$0.002		$(0.002)	$—	$1.00	0.02%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[6]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$—	$1.00	0.00%[2]
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00 [2]
Class Z
2021[1]	$1.00	$0.001		$(0.001)	$—	$1.00	0.01%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	65

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2021[1]	$233,982	0.13%	0.01%	0.78%	(0.64)%
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
Class D
2021[1]	$1,759,028	0.13%	0.01%	0.63%	(0.49)%
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
Class P
2021[1]	$4,543,029	0.07%	0.04%	0.23%	(0.12)%
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
2018[4]	20	0.16	1.52	0.23	1.45
Class T
2021[5]	$460,547	0.12%	0.01%	0.43%	(0.30)%
Class V
2021[1]	$747,128	0.13%	0.010%	0.33%	(0.19)%
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)

66	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2021[1]	$9,320,032	0.09%	0.04%	0.22%	(0.09)%
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
2016[6]	67,258	0.14	0.26	0.25	0.15
Class Y
2021[1]	$2,766,936	0.13%	0.01%	0.48%	(0.34)%
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
Class Z
2021[1]	$12,324,129	0.11%	0.03%	0.23%	(0.09)%
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[6]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	67

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016		(0.016)	—	1.00	1.57
2018	1.00	0.007		(0.007)	—	1.00	0.74
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—		—	—	1.00	0.00
Class D
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017		(0.017)		1.00	1.72
2018	1.00	0.009		(0.009)	—	1.00	0.89
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—		—	—	1.00	0.00
Class T
2021[4]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
Class V
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020		(0.020)	—	1.00	2.03
2018	1.00	0.012		(0.012)	—	1.00	1.20
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Y
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019		(0.019)	—	1.00	1.87
2018	1.00	0.010		(0.010)	—	1.00	1.04
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—		—	—	1.00	0.00
Class Z
2021[1]	$1.00	$0.000	[2]	$(0.000)[2]	$(0.000)[2]	$1.00	0.01%
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021		(0.021)	—	1.00	2.13
2018	1.00	0.013		(0.013)	—	1.00	1.30
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001		(0.001)	—	1.00	0.07
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

68	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2021[1]	$42,905	0.13%	0.00%[2]	0.79%	(0.66)%
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
Class D
2021[1]	$69,090	0.13%	0.00%[2]	0.64%	(0.51)%
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
Class T
2021[4]	$80,300	0.11%	0.00%[2]	0.43%	(0.32)%
Class V
2021[1]	$172,333	0.13%	0.00%[2]	0.34%	(0.21)%
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
Class Y
2021[1]	$578,412	0.13%	0.00%[2]	0.48%	(0.35)%
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
Class Z
2021[1]	$2,692,312	0.12%	0.01%	0.24%	(0.11)%
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
[1]	For the six-month period ended February 28, 2021 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T (effective September 18, 2020), Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares. Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T (effective September 18, 2020 for Retail Tax Fee Obligations Fund), Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to

70	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management has determined that there is no impact to the financial statements.

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month ended February 28, 2021, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2021, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Debt	$—	$34,785,055	$—	$34,785,055
U.S. Government Agency Debt	—	21,875,518	—	21,875,518
U.S. Treasury Repurchase Agreements	—	20,747,452	—	20,747,452
U.S. Government Agency Repurchase Agreements	—	1,275,000	—	1,275,000
Investment Companies	599,865	—	—	599,865
Total Investments	$599,865	$78,683,025	$—	$79,282,890
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$217,359	$—	$217,359
U.S. Treasury Repurchase Agreements	—	201,828	—	201,828
Other Repurchase Agreements	—	190,000	—	190,000
Asset Backed Commercial Paper	—	118,803	—	118,803
Certificates of Deposit	—	106,576	—	106,576
Non-Financial Company Commercial Paper	—	100,225	—	100,225
Variable Rate Demand Notes	—	16,245	—	16,245
Other Instruments	—	9,754	—	9,754
Total Investments	$—	$960,790	$—	$960,790
Retail Prime Obligations Fund
Financial Company Commercial Paper	$—	$615,464	$—	$615,464
Other Repurchase Agreements	—	509,000	—	509,000
U.S. Treasury Repurchase Agreements	—	496,879	—	496,879
Certificates of Deposit	—	244,026	—	244,026
Asset Backed Commercial Paper	—	202,074	—	202,074
Non-Financial Company Commercial Paper	—	179,530	—	179,530
Non-Negotiable Time Deposit	—	75,610	—	75,610
Variable Rate Demand Notes	—	64,660	—	64,660
Other Instruments	—	21,006	—	21,006
Total Investments	$—	$2,408,249	$—	$2,408,249
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$314,100	$—	$314,100
Non-Financial Company Commercial Paper	—	107,376	—	107,376
Other Municipal Securities	—	72,824	—	72,824
Total Investments	$—	$494,300	$—	$494,300
Treasury Obligations Fund
U.S. Treasury Debt	$—	$20,003,360	$—	$20,003,360
U.S. Treasury Repurchase Agreements	—	13,205,855	—	13,205,855
Total Investments	$—	$33,209,215	$—	$33,209,215
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$3,885,144	$—	$3,885,144
Total Investments	$—	$3,885,144	$—	$3,885,144

Refer to each fund’s Schedule of Investments for further security classification.

72	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

During the six-month period ended February 28, 2021, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 28, 2021, the funds did not hold any restricted securities. As of February 28, 2021, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $825,000 or 1.1% of total net assets, $40,000 or 4.2% of total net assets, $95,000 or 3.9% of total net assets, and $175,000 or 0.5% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2021, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	73

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the six-month period ended February 28, 2021 and fiscal year ended August 31, 2020 (adjusted by dividends payable as of February 28, 2021 and August 31, 2020, respectively) were as follows:

	February 28, 2021
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$13,117	$—	$94	$13,211
Institutional Prime Obligations Fund	289	—	—	289
Retail Prime Obligations Fund	176	—	—	176
Retail Tax Free Obligations Fund	—	18	—	18
Treasury Obligations Fund	4,563	—	—	4,563
U.S. Treasury Money Market Fund	118	—	235	353

	August 31, 2020
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$514,439	$—	$—	$514,439
Institutional Prime Obligations Fund	15,213	—	—	15,213
Retail Prime Obligations Fund	28,079	—	—	28,079
Retail Tax Free Obligations Fund	518	2,579	—	3,097
Treasury Obligations Fund	151,089	—	—	151,089
U.S. Treasury Money Market Fund	19,909	—	—	19,909

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2020.

As of August 31, 2020, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$2,747	$—	$6	$—	$—	$2,753
Institutional Prime Obligations Fund	68	—	—	—	217	285
Retail Prime Obligations Fund	56	—	—	—	—	56
Retail Tax Free Obligations Fund	—	10	—	(16)	—	(6)
Treasury Obligations Fund	907	—	—	(79)	—	828
U.S. Treasury Money Market Fund	310	—	2	—	—	312

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2020.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2020, Retail Tax Free Obligations Fund and Treasury Obligations Fund had indefinite short-term capital loss carryforwards of $16 and $29, respectively, and Treasury Obligations Fund had indefinite long-term capital loss carryforwards of $50.

74	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 28, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government
Obligations Fund	$22,022,452	$—	$22,022,452	$—	$(22,022,452)	$—
Institutional Prime
Obligations Fund	391,828	—	391,828	—	(391,828)	—
Retail Prime
Obligations Fund	1,005,879	—	1,005,879	—	(1,005,879)	—
Treasury
Obligations Fund	13,205,855	—	13,205,855	—	(13,205,855)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	75

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$675,000	$600,000	$—	$—	$1,275,000
U.S. Treasury	5,021,452	13,575,000	2,151,000	—	20,747,452
Total	$5,696,452	$14,175,000	$2,151,000	$—	$22,022,452
Institutional Prime Obligations Fund
Other	$140,000	$10,000	$40,000	$—	$190,000
U.S. Treasury	201,828	—	—	—	201,828
Total	$341,828	$10,000	$40,000	$—	$391,828
Retail Prime Obligations Fund
Other	$374,000	$40,000	$95,000	$—	$509,000
U.S. Treasury	496,879	—	—	—	496,879
Total	$870,879	$40,000	$95,000	$—	$1,005,879
Treasury Obligations Fund
U.S. Treasury	$5,289,855	$6,765,000	$1,151,000	$—	$13,205,855
Total	$5,289,855	$6,765,000	$1,151,000	$—	$13,205,855

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2021.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

76	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2021, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	0.40%[1]	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	0.40%[1]	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	0.40%[1]	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	0.40%[1]	N/A	0.30%	N/A	0.45%	0.20%

1Commenced operations on September 18, 2020

These contractual waivers and reimbursements will remain in effect through October 31, 2021 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the applicable share class expense limitation, USBAM voluntarily waived or reimbursed advisory fees of $7,295, $43, $32, $3,018, and $179 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2021.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	77

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $37,916, $511, $591, $300, $14,110 and $1,716 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2021.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 28, 2021, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,870, $501, $77, $1,487 and $105 for Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2021.

Under these distribution and shareholder servicing agreements, no amounts were received by affiliates of USBAM for the six-month period ended February 28, 2021.

78	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

SHAREHOLDER SERVICING (NON-12B-1 ) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $18,372, $387, $2,016, $528, $6,414, and $1,083 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2021.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2021:

Fund	Amount
Government Obligations Fund	$—
Institutional Prime Obligations Fund	21
Retail Prime Obligations Fund	127
Retail Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-month Period Ended February 28, 2021
Class T	178,230	—	(169,627)	8,603
Class V	47,934	—	(35,549)	12,385
Class Y	471,381	—	(568,276)	(96,895)
Class Z	1,548,821	10	(1,579,983)	(31,152)
Year Ended August 31, 2020
Class T	251,649	6	(269,922)	(18,267)
Class V	98,314	6	(176,410)	(78,090)
Class Y	1,042,550	21	(1,062,414)	(19,843)
Class Z	4,882,141	229	(4,969,746)	(87,376)

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	79

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2021, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	60.2%
Commercial Paper & Put Bonds	21.7
Other Municipal Notes & Bonds	14.8
Daily Variable Rate Demand Notes	3.3
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 28, 2021, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	71.2%
Non-Financial Company Commercial Paper	21.7
General Obligations	7.1
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 > Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has since spread globally. This global coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact

80	FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT

of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

8 > Government Obligations Fund – Share Issuance

Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the fund’s board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 8, 2021, on which date the articles of amendment to FAF’s articles of incorporation, which authorized the issuance of additional shares, were filed with the Minnesota Secretary of State. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding overissued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic benefits of being a shareholder of the fund.

In part to address the over-issuance, the fund’s board of directors has approved, subject to shareholder approval, the reorganization of the fund into a newly created fund (Government Obligations Fund, a series of First American Funds Trust, a Massachusetts business trust (“FAF Trust”)). FAF Trust initially filed registration statements on Form N- 1A and Form N-14 on October 27, 2021, and November 18, 2021, respectively. The registration statements are pending SEC staff review and the date of their effectiveness is uncertain. The registration statements are available on the SEC’s website at www.sec.gov.

9 > Government Obligations Fund – Restatement

Subsequent to the issuance of the annual report for the period ended August 31, 2022, Government Obligations Fund (the “fund”) determined the over-issued shares (as such shares are described in note 8 above) should be accounted for as a liability in the fund’s financial statements. Notwithstanding the change in accounting treatment, each holder of shares of the fund’s Class X and Class Z shares (including those holding over-issued shares) experienced the full economic benefits of being a shareholder of the fund, as further explained in note 8 above.

The over-issued shares had previously been treated as portfolio capital in the Statement of Assets and Liabilities for the fund. The fund has restated its statements of assets and liabilities, the schedules of investments, statements of operations, statements of changes in net assets, and financial highlights for the fiscal years ended August 31, 2022, August 31, 2021, and August 31, 2020, and the semiannual periods ended February 28, 2022, February 28, 2021, and February 29, 2020, to treat the over-issued shares as a liability. The restatement adjustments had no effect on the fund’s reported net asset values during the reporting periods.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	81

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

Because shares of the fund are generally held through omnibus accounts at financial intermediaries authorized to distribute fund shares, the fund and fund management are not able to determine with certainty the holders of fund shares within a given omnibus account that held over-issued shares at any given point in time during the periods subject to the restatement. In preparing the restated financial statements, fund management determined the number of outstanding over-issued shares by accounting for redemptions at the omnibus account level as received during the day, with any over-issued shares being redeemed first, and accounting for subscriptions in the aggregate at the end of the day. This methodology is consistent with the fund's standard operating procedures related to the processing of daily redemptions and subscriptions and was consistently applied for all periods subject to restatement.

The following summarizes the impact of the restatement and excludes balances that were not restated:

First American Government Obligations Fund
Statements of Assets and Liabilities

	February 28, 2021
	Previously Reported	As Restated
Over-issued shares	—	11,723,308
Dividends payable	1,515	1,210
Distributions payable to holders of over-issued shares	—	305
Total liabilities	1,855,720	13,579,028
Portfolio capital	77,446,135	65,722,827
Net assets	77,446,491	65,723,183
Class X:
Net assets	24,312,539	19,999,862
Shares issued and outstanding	24,312,407	19,999,730
Class Z:
Net assets	27,410,822	20,000,191
Shares issued and outstanding	27,410,570	19,999,938

First American Government Obligations Fund
Statements of Operations

	For the Six-Month Period Ended February 28, 2021
	Previously Reported	As Restated
Distributions to holders of over-issued shares	—	2,487
Total expenses	107,210	109,697
Total net expenses	40,757	43,244
Investment income – net	12,059	9,572
Net increase in net assets resulting from operations	12,329	9,842

82	FIRST AMERICAN FUNDS 2021 SEMIANNUAL REPORT

First American Government Obligations Fund
Statements of Changes in Net Assets

	Six-Month Period Ended February 28, 2021		Year Ended August 31, 2020
	Previously Reported	As Restated	Previously Reported	As Restated
Net investment income	12,059	9,572	434,064	420,297
Net increase in net assets resulting from operations	12,329	9,842	434,267	420,500
Distributions to shareholders:
Class X	(5,548)	(4,494)
Class Z	(4,564)	(3,131)	(193,268)	(179,501)
Total distributions	(12,153)	(9,666)	(434,436)	(420,669)
Capital share transactions at net asset value of $1.00 per share:
Class X:
Proceeds from sales	102,269,553	27,083,251
Payments for redemptions	(96,948,947)	(26,075,322)
Increase in net assets from Class X transactions	5,322,492	1,009,815
Class Z:
Proceeds from sales	145,001,005	321,843	236,624,754	90,808,675
Reinvestment of distributions	490	348	19,455	17,804
Payments for redemptions	(145,777,773)	(322,204)	(226,792,847)	(89,162,013)
Increase (decrease) in net assets from Class Z transactions	(776,278)	(13)	9,851,362	1,664,466
Increase in net assets from capital share transactions	8,554,281	5,017,869	18,991,658	10,804,762
Total increase in net assets	8,554,457	5,018,045	18,991,489	10,804,593
Net assets at beginning of period	68,892,034	60,705,138
Net assets at end period	77,446,491	65,723,183	68,892,034	60,705,138

First American Government Obligations Fund
Financial Highlights
	February 28, 2021
	Previously Reported	As Restated
Class X:
Net Assets End of Period (000)	24,312,539	19,999,862
Ratio of Expenses to Average Net Assets	0.09%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.04%	0.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.22%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	(0.09)%	(0.12)%
Class Z:
Net Assets End of Period (000)	27,410,822	20,000,191
Ratio of Expenses to Average Net Assets	0.11%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.22%	0.34%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	(0.08)%	(0.14)%

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	83

Notes to Financial Statements	(unaudited as to February 28, 2021), all dollars and shares are rounded to thousands (000 omitted)

	August 31, 2020
	Previously Reported	As Restated
Class Z:
Net Assets End of Period (000)	28,187,034	20,000,138
Ratio of Expenses to Average Net Assets	0.18%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.23%	0.35%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	0.75%	0.84%

10 > Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2021, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

84	FIRST AMERICAN FUNDS 2021 SEMIANNUAL REPORT

Notice to Shareholders	February 28, 2021 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is included in the statement of additional information for the funds available at www.FirstAmericanFunds.com. Information regarding how the funds voted proxies relating to portfolio securities is available, without charge and upon request, by calling 800.677.3863 and on the SEC’s website at www.sec.gov.

FORM N-MFP INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS	2021 SEMIANNUAL REPORT	85

Board of Directors	First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation

Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Roger Gibson

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.

Director of Cboe Global Markets, Inc.

Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.

Director of the Manitowoc Company

Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.

Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 220 South Sixth Street Suite 1400 Minneapolis, Minnesota 55402

ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 111 East Kilbourn Avenue Suite 2200 Milwaukee, Wisconsin 53202	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0040-21 4/2021     SAR MONEY

(b) Not applicable.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	Evaluation of Disclosure Controls and Procedures. The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act of 1940, as amended (the "Company Act"), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer ("PEO") and principal financial officer ("PFO"), as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the PEO and PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Subsequent to the original filing of the registrant's N-CSR for the semi-annual period ended February 28, 2021, a material weakness in internal controls was identified regarding the over-issuance of authorized shares, which resulted in an overstatement in net assets reported in Government Obligations Fund's financial statements for the semi-annual period ended February 28, 2021. Management previously concluded that the registrant's disclosure controls and procedures were effective as of February 28, 2021, but due to the identification that the over-issued shares should be treated as a liability, it was determined that a material weakness existed in the effectiveness of internal controls related to the registrant's accounting for these over-issued shares. As a result, the registrant has since concluded that its disclosure controls and procedures were not effective as of February 28, 2021.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant's annual or interim financial statements will not be prevented or detected on a timely basis.

Following the identification and review of the matter described above, the registrant has enhanced the effectiveness of its controls and procedures related to the accounting for authorized shares.

(b)	Changes in Internal Controls. Management did not make a final determination that the historical accounting was incorrect until January 2023. Consequently, the then-existing control system remained in place such that there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Company Act) that occurred during the semi-annual period ended February 28, 2021 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: May 5, 2023